As filed with the Securities and Exchange Commission on June 28 , 2006

 File Nos. 33-20635 and 811-8037

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  3 7

AND

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  3 8

ADVISORONE FUNDS

4020 South 147th Street

Omaha, NE 68137

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

Emile R. Molineaux	Thomas R. Westle, Esq.
General Counsel	Blank Rome LLP
Gemini Fund Services, LLC	The Chrysler Building
450 Wireless Blvd.	405 Lexington Avenue
Hauppauge, New York 11788-0132	New York, New York 10174

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ X ]	on June 30, 2006 pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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AdvisorOne Funds

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

DESCARTES FUND

LIAHONA FUND

Prospectus

June 3 0 , 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 ADVISORONE FUNDS

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

DESCARTES FUND

LIAHONA FUND

TABLE OF CONTENTS

PROSPECTUS dated JUNE 3 0 , 2006

KEY INVESTMENT CONCEPTS

FUND FACTS

AMERIGO FUND

    Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

    Fees & Expenses

CLERMONT FUND

    Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

    Fees & Expenses

BEROLINA FUND

    Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

Fees & Expenses

DESCARTES FUND

Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

Fees & Expenses

LIAHONA FUND

Investment Objective

    Principal Investment Strategies

    Principal Risks

    Performance & Volatility

Fees & Expenses

YOUR ACCOUNT

    Types of Accounts

    Choosing a Class

    Classes in Detail

    Rule 12b-1 Plan in Detail

    Purchasing Shares

    Redeeming Shares

    Exchanging Shares

PRICING OF FUND SHARES

ANTI-MONEY LAUNDERING and CUSTOMER IDENTIFICATION PROGRAM

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

DISTRIBUTIONS

FEDERAL TAX CONSIDERATIONS

    Taxes on Distributions

    Taxes on Sales or Exchanges

    “Buying a Dividend”

    Tax Withholding

MANAGEMENT

    Investment Adviser

    Portfolio Managers

    Other Service Providers

FINANCIAL HIGHLIGHTS

WHERE TO GO FOR MORE INFORMATION

Key Investment Concepts

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information (“SAI”).

Each of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund is a series of AdvisorOne Funds (the “Trust”), a Delaware statutory trust. This Prospectus describes solely the investment objectives, principal investment strategies, principal investments and principal risks of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund (individually a “Fund” and collectively the “Funds”).   You may find the following definitions of these terms useful as you read the description of the Funds.

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Investment Objectives

A fund’s investment objective is its ultimate, overriding goal. It is the way in which the fund defines itself amongst all other funds. There is a wide range of potential investment objectives. There can be no assurance that any fund will attain its investment objective. You should think carefully about whether a fund's investment objective is consistent with your own objective for the money that you are contemplating investing in that fund. If it is not consistent with your objectives, you should consider another fund.

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Principal Investment Strategies

A fund’s principal investment strategies are the primary means by which the investment adviser for the fund seeks to attain its investment objective. A strategy may, among other things, take the form of an intention on the part of the investment adviser to the fund to invest in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries. Your financial consultant can assist you in understanding these strategies.

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Principal Investments

In order to implement its investment strategies, a fund will invest principally in certain types of securities. These securities may include equity securities, such as common stocks, preferred stocks, convertible securities and warrants, debt securities, such as corporate bonds, government securities and mortgage and other asset-backed securities, other funds (open and closed-end funds), and exchange traded funds.

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Principal Risks

The principal risks of a fund are those potential occurrences that, in the judgment of the fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the fund from attaining its investment objective. Your financial consultant can assist you in understanding these risks.

FUND FACTS - Amerigo Fund

This section briefly describes the Amerigo Fund’s goals, principal investment strategies and risks.

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 Investment Objective

The objective of the Amerigo Fund is long-term growth of capital without regard to current income.

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Principal Investment Strategies

•

The Fund invests in (i) Underlying Funds  (defined below under “Fund Facts” on page 41) that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital growth or appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of Exchange Traded Funds (ETFs). The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity.

•

Although the Fund does not seek current income, it may invest up to 20% of its total assets in Underlying Funds or other securities that invest in, long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Adviser believes these investments offer a potential for capital appreciation.

•

The Fund may invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in futures contracts, options and options on futures contracts or invest in Underlying Funds that invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to those of the S&P 500. The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks. The Fund typically will invest in Underlying Funds that invest in equities, but may invest up to 20% of the Fund net assets in fixed income securities as described above. The Adviser seeks to control risk within a given range by estimating the cumulative risk of the underlying holdings and keeping it near that of the S&P 500. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. The volatility of the asset has the largest impact on the risk measurement.

The allocation to the underlying holdings are actively managed by increasing or decreasing the Fund’s investment in Underlying Funds or individual securities that represent particular asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk.

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Principal Risks

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•

Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•

Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•

Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•

Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee of up to 2% ..  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•

Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options:  The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o

Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o

There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o

Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o

Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o

Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•

Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•

Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•

Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•

Defensive Strategies: In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities. If the Adviser does so, it could affect the Fund's performance and the Fund might not achieve its investment objective.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Amerigo Fund?

We designed the Amerigo Fund for investors who seek one or more of the following:

•

long term growth potential

•

a fund that offers diversification by investing in Underlying Funds consisting primarily of exchange traded funds

•

a fund that provides access to multiple market segments that may be less familiar to individual investors such as international developed markets, emerging markets, and small capitalization securities

•

a  fund that invests in domestic and foreign securities

FUND FACTS - Amerigo Fund

Performance and Volatility

Before June 5, 2000, the Fund operated as a separate fund called the CLS AdvisorOne Fund-Amerigo Fund (“CLS Amerigo Fund”). On or about June 5, 2000, the Fund was reorganized as a new series of the Orbitex Group of Funds Trust and referred to as the Orbitex Amerigo Fund.  On or about April 1, 2003, the name of the Trust was changed from Orbitex Group of Funds to AdvisorOne Funds and the Fund is now known as the Amerigo Fund.

The bar chart and table below provide some indication of the risks of investing in the Amerigo Fund by showing changes in the performance of Class N Shares of the Amerigo Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Amerigo Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART TO BE INSERTED]:

Total Return for the year ended December 31,

1998	16.50%
1999	41.22%
2000	(12.68)%
2001	(10.55)%
2002	(20.03)%
2003	32.03%
2004	11.39%
2005	9.43%

The year-to-date return of Class N Shares for the three-month period ended March 31, 2006 was 5.57%. During the period shown in the bar chart, the highest return for a quarter was 26.23% (quarter ended 12/31/99) and the lowest return for a quarter was (16.11)% (quarter ended 9/30/01).

FUND FACTS - Amerigo Fund

AVERAGE ANNUAL TOTAL RETURN (For the period ended December 31, 2005)

	Past 1 Year	Past 5 Years	Life of Fund*
Amerigo Fund Class N (1)
return before taxes	9.43%	2.85%	6.32%
return after taxes on distributions (2)	8.79%	2.41%	5.80%
return after taxes on distributions and sale of Fund shares (2)	6.51%	2.24%	5.26%
Amerigo Fund Class C
return before taxes	7.40%	2.07%	-1.12%
S&P 500TM Index (3)	4.91%	0.54%	5.32%**

(1)

The performance figures shown above for the period prior to June 5, 2000 reflect the performance for Class N Shares of the CLS Amerigo Fund, the predecessor of the Amerigo Fund. Class N Shares have lower expenses than Class C Shares of the Amerigo Fund, and unlike Class C Shares, are not subject to any contingent deferred sales charge.

(2)

After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period.

(3)

The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks.  The index is commonly used to measure stock market performance.  Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses.

*

The Fund’s Class N Shares and Class C Shares commenced operations on 7/14/97 and 7/13/00, respectively.

**  Since 7/14/97.

FUND FACTS - Amerigo Fund

Fees and Expenses  - Amerigo Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares or Class N Shares of the Amerigo Fund.

	Class C	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00% [2]	None
Other Expenses	0.16%	0.16%

Total Annual Operating Expenses	2.16%	1.16%
Fee Waiver and Reimbursement	(0.01) % [3]	(0.01) % [3]

Net Expenses	2.15% [3]	1.15% [3]

1

The contingent deferred sales charge applies to redemptions of Class C Shares within eighteen months of purchase.

2

Including a 0.25% shareholder servicing fee.

3

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses, at least through June 30, 2007, so that Class C Share and Class N Share total annual operating expenses do not exceed 2.15% and 1.15%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.20% to 0.35%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS - Amerigo Fund

Fees and Expenses  - Amerigo Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Amerigo Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*	Class C	Class N
1	$31 9	$117
3	$6 76	$3 67
5	$1,1 59	$6 37
10	$2, 493	$1,4 08

You would pay the following expenses if you did not redeem your shares:

Year*	Class C	Class N
1	$21 9	$117
3	$6 76	$3 67
5	$1,1 59	$6 37
10	$2, 493	$1,4 08

*The one-year fees shown above take into account the Adviser’s advisory fee waiver agreement to limit total operating expenses at least through June 30, 2007, so that Class C Share and Class N Share expenses do not exceed 2.15% and 1.15%, respectively, of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for years 3, 5 and 10 will be lower than indicated above.

FUND FACTS - Clermont Fund

This section describes the Clermont Fund’s goals, principal investment strategies and risks.

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Investment Objective

The objective of the Clermont Fund is a combination of current income and growth of capital.

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Principal Investment Strategies

The Fund's principal investment strategies include:

•

Investing in (i) Underlying Funds (defined below under “Fund Facts” on page 41) that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital growth or appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of Exchange Traded Funds (ETFs). The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity.

•

Investing at least 20% of its total assets in Underlying Funds or other securities that invest in, long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Total Return refers to the annual total return on an investment including appreciation and dividends or interest.

•

The Fund may invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in Underlying Funds that invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions.

•

The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an allocation of 45% equities and 55% in short to intermediate government bonds. The actual Fund investment in underlying equity or bond funds typically will range from 35% to 65% of the Fund’s assets either way, with a minimum of 20% in bonds.  The Adviser seeks to control risk within a given range by estimating the risk of the underlying holdings and keeping 45% near that of the S&P 500 and 55% near that of the Lehman 1 to 5 Year Government Credit Index. The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks. The Lehman 1 to 5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. The volatility of the asset has the largest impact on the risk measurement.

The allocation to the underlying holdings are actively managed by increasing or decreasing the Fund’s investment in Underlying Funds or individual securities that represent particular asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

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Principal Risks

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•

Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•

Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•

Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•

Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee of up to 2% ..  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•

Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options: The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o

Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o

There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o

Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o

Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o

Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•

Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•

Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•

Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•

Defensive Strategies: In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities. If the Adviser does so, it could affect the Fund's performance and the Fund might not achieve its investment objective.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Clermont Fund?

We designed the Clermont Fund for investors who seek one or more of the following:

•

a more conservative alternative to mutual funds that invest exclusively for growth

•

a fund that offers diversification by investing in Underlying Funds primarily consisting of exchange traded funds

•

a fund that provides access to markets that may be less familiar to individual investors such as international developed markets, emerging markets, and small capitalization securities

•

a  fund that invests in domestic and foreign securities

•

investors desiring an asset allocation portfolio whose allocation is balanced between equities and bonds

FUND FACTS - Clermont Fund

Performance and Volatility

Before June 5, 2000, the Fund operated as a separate fund called the CLS AdvisorOne Fund-Clermont Fund (“CLS Clermont Fund”). On or about June 5, 2000, the Fund was reorganized as a new series of the Orbitex Group of Funds Trust and was referred to as the Orbitex Clermont Fund.  On or about April 1, 2003, the name of the Trust was changed from Orbitex Group of Funds to AdvisorOne Funds and the Fund is now known as the Clermont Fund.

The bar chart and table below provide some indication of the risks of investing in the Clermont Fund by showing changes in the performance of Class N Shares of the Clermont Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Clermont Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART TO BE INSERTED]:

Total Return for the year ended December 31,

1998	6.93%
1999	18.03%
2000	(3.40)%
2001	(6.26)%
2002	(11.91)%
2003	17.24%
2004	6.64%
2005	4.39%

The year-to-date return of Class N Shares for the three-month period ended March 31, 2006 was 3.59%.

During the period shown in the bar chart, the highest return for a quarter was 12.35% (quarter 12/31/98) and the lowest return for a quarter was (10.43)% (quarter ended 9/30/02).

FUND FACTS - Clermont Fund

AVERAGE ANNUAL TOTAL RETURN (for the period ended December 31, 2005)

	Past 1 Year	Past 5 Years	Life of Fund*
Clermont Fund Class N (1)
return before taxes	4.39%	1.51%	3.48%
return after taxes on distributions (2)	3.44%	0.83%	2.59%
return after taxes on distributions and sale of Fund shares (2)	3.31%	0.96%	2.51%
S&P 500TM Index (3)	4.91%	0.54%	5.32%
Lehman Brothers Aggregate Bond Index (4)	2.43%	5.87%	6.31%

(1)

The performance figures shown above for the period prior to June 5, 2000 reflect the performance for Class N Shares of the CLS Clermont Fund, the predecessor of the Clermont Fund.

(2)

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

(3)

The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks. The index is commonly used to measure stock market performance. Index returns assume reinvestment of dividends; unlike the Fund’s returns, however, they do not reflect any fees or expenses.

(4)

The Lehman Brothers Aggregate Bond Index is an unmanaged index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

*

From July 14, 1997.

FUND FACTS - Clermont Fund

Fees and Expenses  - Clermont Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Clermont Fund.

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%

Total Annual Operating Expenses	1.26%
Fee Waiver and Reimbursement	(0.11) % [1]

Net Expenses	1.15% [1]

1

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses, at least through June 30, 2007, so that Class N Share total annual operating expenses do not exceed 1.15% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of Class N Shares of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.15% to 0.25%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS - Clermont Fund

Fees and Expenses  - Clermont Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Clermont Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*	Class N
1	$117
3	$ 3 89
5	$ 681
10	$1,5 13

You would pay the following expenses if you did not redeem your shares:

Year*	Class N
1	$117
3	$ 389
5	$ 681
10	$1,5 13

*The one-year fees shown above take into account the Adviser’s  advisory fee waiver agreement to limit total operating expenses at least through  June 30, 2007, so that Class N Share  expenses do not exceed 1.15% of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for years 3, 5 & 10 will be lower than indicated above.

FUND FACTS – Berolina Fund

This section briefly describes the Berolina Fund’s goals, principal investment strategies and risks.

[GRAPHIC OMITTED]

 Investment Objective

The Berolina Fund seeks to provide growth of capital and total return.

[GRAPHIC OMITTED]

Principal Investment Strategies

The Fund's principal investment strategies include:

•

Under normal market conditions, the Fund will invest primarily in (i) Underlying Funds (defined below under “Fund Facts” on page 41) that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital growth or appreciation.   While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in Underlying Funds or other securities that seek capital appreciation or growth. The Underlying Funds used by the Fund in its allocations consist primarily of Exchange Traded Funds (ETFs). The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity.

•

The Fund may invest up to 65% of its total assets in Underlying Funds or other fixed income securities of varying credit quality and maturity whenever the Adviser believes these funds offer a potential for capital appreciation..

•

The Fund also may take long and short positions in exchange traded funds such as Standard & Poor’s Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQ). The Fund will use these instruments to increase exposure to sectors the Adviser believes have the greatest potential for upward price movement, and to decrease exposure to sectors the Adviser believes have the greatest potential for downward price movements.  The Fund may sell securities short to the full extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts.  The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in futures contracts, options and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an equity allocation between 70% and 80% equities and the remainder in short to intermediate government bonds. The Adviser seeks to control risk within such ranges by estimating the overall risk of the underlying holdings and keeping it near an equivalent risk of a portfolio comprised of 75% of the S&P 500 and 25% of the Lehman 1-5 year Government Credit Index.  The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks. The Lehman 1 to 5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The actual investment of Fund assets may range from 35% to 100% in underlying equity funds and 0% to 65% in underlying bond funds, but typically will be in the middle third of such ranges. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. For example, a high yield bond fund holding may have greater volatility than some equity fund holdings. The historical volatility and the risk analysis are weighted relatively equally in gauging the risk of any position. The risk analysis will cause the Fund to re-allocate between underlying equity and bond funds.

The allocation to the underlying holdings are actively managed by increasing or decreasing the Fund’s investment in Underlying Funds or individual securities that represent particular asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

[GRAPHIC OMITTED]

Principal Risks

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and Underlying Funds  invest. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•

Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•

Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•

Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•

Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee of up to 2% ..  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•

Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options: The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o

Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o

There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o

Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o

Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o

Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•

Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•

Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•

Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•

Defensive Strategies: In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities. If the Adviser does so, it could affect the Fund's performance and the Fund might not achieve its investment objective.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Berolina Fund?

We designed the Berolina Fund for investors who seek one or more of the following:

•

investors desiring a more tactical approach in an asset allocation fund with greater sensitivity to changes in market risk and a greater emphasis on shorting overvalued areas of the market as part of the risk control process

•

investors desiring a fund with risk levels slightly lower than that of the S&P 500 but greater than those of a balance fund

•

a fund that offers diversification by investing in Underlying Funds consisting primarily of exchange traded funds

•

a  fund that invests in domestic and foreign securities

Performance and Volatility

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FUND FACTS – Berolina Fund

Fees and Expenses  - Berolina Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Berolina Fund.

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.40% [1]

Total Annual Operating Expenses	1.40%
Fee Waiver and Reimbursement	(0.25) % [2]

Net Expenses	1.15% [2]

1

The Fund has been in operations for less than six month, therefore, t hese expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

2

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses at least through June 30, 2007, so that total annual operating expenses do not exceed 1.15% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fee actually charged may in the future be higher than reflected above if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.20% to 0.35%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS – Berolina Fund

Fees and Expenses  - Berolina Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Berolina Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*
1	$117
3	$419

You would pay the following expenses if you did not redeem your shares:

Year*
1	$117
3	$419

*The one-year fees shown above take into account the Adviser’s advisory fee waiver agreement to limit total operating expenses at least through June 30, 2007, so that expenses do not exceed 1.15% of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for year 3 would be lower than indicated above.

FUND FACTS - Descartes Fund

This section briefly describes the Descartes Fund’s goals, principal investment strategies and risks.

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 Investment Objective

The objective of the Descartes Fund is long-term growth of capital without regard to current income.

[GRAPHIC OMITTED]

Principal Investment Strategies

The Fund's principal investment strategies include:

•

Investing in (i) Underlying Funds  (defined below under “Fund Facts” on page 41) that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital growth or appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of Exchange Traded Funds (ETFs). The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity.

•

The Fund utilizes a quantitative strategy that often tilts its portfolio toward “value” stocks instead of a diversified market index. The Fund’s quantitative strategy analyzes how closely the performance of asset classes are related and seeks to add value through asset class selection. Because, historically, value indices have had a less direct relationship to one another than growth indices, the portfolio will tend to hold higher allocations in value than growth securities over a full market cycle. The quantitative strategy utilizes complex statistical techniques to build a risk controlled portfolio. The Adviser seeks to exploit opportunities that arise when asset classes become misvalued while maintaining risk controls by shifting allocations from asset classes the Adviser considers to be overvalued to asset classes the Adviser considers to be undervalued. Through a disciplined and systematic evaluation process utilizing statistical measures such as standard deviation, correlation and co-variances, this process identifies over and under valued asset classes and takes positions versus benchmark asset class weights.

•

Although the Fund does not seek current income, it may invest up to 20% of its total assets in Underlying Funds or other fixed income securities such as government bonds, government agency bonds, and corporate bonds, of varying credit quality and maturity whenever the Adviser believes these investments offer a potential for capital appreciation.

•

The Fund may invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in futures contracts, options and options on futures contracts or invest in Underlying Funds that invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to those of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The Fund typically will invest in Underlying Funds that invest in equities, but may invest up to 20% of the Fund net assets in fixed income securities as described above. The Adviser seeks to control risk within a given range by estimating the cumulative risk of the underlying holdings and keeping it near that of the Russell 1000 Value Index. The risk of an asset is based on its volatility, correlation with other assets, long-term performance, valuations, and other financial and economic data. The volatility and correlation of the asset relative to other investments have the largest impact on the risk measurement.

The allocation to the underlying holdings are actively managed by increasing or decreasing the Fund’s investment in Underlying Funds or individual securities that represent particular asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk.

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Principal Risks

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•

Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up    and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•

Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•

Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•

Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee of up to 2% ..  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•

Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options:  The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o

Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o

There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o

Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o

Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o

Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•

Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•

Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•

Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•

Risks of Value Securities:  Value securities often include those companies with weaker financial characteristics than those of the average firm.  During periods of economic duress or stock market emphasis on growth securities, the fund may underperform the broader market indices.

•

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Descartes Fund?

We designed the Descartes Fund for investors who seek one or more of the following:

•

long term capital appreciation through an asset allocation portfolio with a “value” bias

•

a fund with concern over the tax impact of portfolio changes

•

a fund that offers diversification by investing in Underlying Funds consisting primarily of exchange traded funds

•

a fund that provides access to multiple market segments that may be less familiar to individual investors such as international developed markets, emerging markets, and small capitalization securities

•

a  fund that invests in domestic and foreign securities

Performance and Volatility

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FUND FACTS – Descartes Fund

Fees and Expenses  - Descartes Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Descartes Fund.

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33% [1]

Total Annual Operating Expenses	1.33%
Fee Waiver and Reimbursement	(0.18) % [2]

Net Expenses	1.15% [2]

1

The Fund has been in operations for less than six month, therefore, t hese expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

2

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses at least through June 30, 2007, so that total annual operating expenses do not exceed 1.15% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fee actually charged may in the future be higher than reflected above if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.20% to 0.35%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS – Descartes Fund

Fees and Expenses  - Descartes Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Descartes Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*
1	$117
3	$404

You would pay the following expenses if you did not redeem your shares:

Year*
1	$117
3	$404

*The one-year fees shown above take into account the Adviser’s advisory fee waiver agreement to limit total operating expenses at least through June 30, 2007, so that expenses do not exceed 1.15% of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for year 3 would be lower than indicated above.

FUND FACTS - Liahona Fund

This section describes the Liahona Fund’s goals, principal investment strategies and risks.

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Investment Objective

The objective of the Liahona Fund is growth of capital and current income.

[GRAPHIC OMITTED]

Principal Investment Strategies

The Fund's principal investment strategies include:

•

Investing in (i) Underlying Funds (defined below under “Fund Facts” on page 41) that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities such as government bonds, corporate bonds, government agency bonds, and common stock that may provide capital growth or appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of Exchange Traded Funds (ETFs).  The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity.

•

The Fund utilizes a quantitative strategy that often tilts its portfolio toward “value” stocks instead of a diversified market index. The Fund’s quantitative strategy analyzes how closely the performance of asset classes are related and seeks to add value through asset class selection. Because, historically, value indices have had a less direct relationship to one another than growth indices, the portfolio will tend to hold higher allocations in value than growth securities over a full market cycle. The quantitative strategy utilizes complex statistical techniques to build a risk controlled portfolio. The Adviser seeks to exploit opportunities that arise when asset classes become misvalued while maintaining risk controls by shifting allocations from asset classes the Adviser considers to be overvalued to asset classes the Adviser considers to be undervalued. Through a disciplined and systematic evaluation process utilizing statistical measures such as standard deviation, correlation and co-variances, this process identifies over and under valued asset classes and takes positions versus benchmark asset class weights.

•

Investing at least 10% of its total assets in Underlying Funds or other securities such as government bonds, corporate bonds and government agency bonds that invest in, long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Total Return refers to the annual total return on an investment including appreciation and dividends or interest. While the fund does emphasize holding periods of over one-year, the fixed income securities will normally generate taxable income.

•

The Fund may invest in individual securities of foreign issuers, engage in foreign currency transactions, or invest in Underlying Funds that invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions.

•

The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an allocation of 65% equities and 35% in short to intermediate government bonds. The actual Fund investment in underlying equity funds typically will range from 50% to 85% of the Fund’s assets, with a minimum of 10% in bonds.  The Adviser seeks to control risk within a given range by estimating the risk of the underlying holdings and keeping it near risk equal to 65% of  the Russell 1000 Value Index and 35% of the Lehman 1 to 5 Year Government Credit Index. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The Lehman 1 to 5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The risk of an asset is based on its volatility, correlation with other assets, long-term performance, valuations, and other financial and economic data. The volatility and correlation of the asset relative to other investments have the largest impact on the risk measurement.

The allocation to the underlying holdings are actively managed by increasing or decreasing the Fund’s investment in Underlying Funds or individual securities that represent particular asset classes, sectors, regions and countries where the Adviser sees the best opportunities for return relative to the risk. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

[GRAPHIC OMITTED]

Principal Risks

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

The Fund is subject to the following principal risks:

•

Stock Market Risk: Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors (see “Issuer-Specific Risks” below). Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money. For example, when the Fund invests in Underlying Funds that own equity securities such as common or preferred stock or stock warrants, or in these equity securities directly, the value of your investment in the Fund will fluctuate in response to stock market movements.

•

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•

Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

•

Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

•

Risks Associated with Investing in Other Investment Companies: The Fund may invest in shares of other investment companies as a means to pursue its investment objectives.  As a result, your cost of investing in the Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee of up to 2% ..  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.  Additional risks of investing in Underlying Funds are described below:

Investment Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

Underlying Fund Strategies: When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

•

Futures and Options Risk: The Funds and the Underlying Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

Futures Contracts: Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options: The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the use of futures and options contracts include:

o

Experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

o

There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

o

Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, a fund may be unable to close out their futures contracts at a time that is advantageous.

o

Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o

Because option premiums paid or received by a fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

•

Short Sale Risk: Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•

Risks of Foreign Securities: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Consequently, there is a risk that a foreign security may never reach the price that the Adviser believes is representative of its full value or that it may even go down in price.

•

Foreign Currency Risk:  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer’s home country.

•

Risks of Value Securities:  Value securities often include those companies with weaker financial characteristics than those of the average firm.  During periods of economic duress or stock market emphasis on growth securities, the fund may underperform the broader market indices.

•

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

The Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Who May Want to Invest in the Liahona Fund?

We designed the Liahona Fund for investors who seek one or more of the following:

•

a more conservative alternative to mutual funds that invest exclusively for growth

•

an asset allocation portfolio with a “value” bias that holds bonds

•

a fund with concern over the tax impact of portfolio changes

•

a fund that offers diversification by investing in Underlying Funds primarily consisting of exchange traded funds

•

a fund that provides access to markets that may be less familiar to individual investors such as international developed markets, emerging markets, and small capitalization securities

•

a  fund that invests in domestic and foreign securities

•

investors desiring an asset allocation portfolio whose allocation incorporates both equities and bonds

Performance and Volatility

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FUND FACTS –Liahona Fund

Fees and Expenses  - Liahona Fund

Investor Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Liahona Fund.

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.47%[1]

Total Annual Operating Expenses	1.47%
Fee Waiver and Reimbursement	(0.32) % [2]

Net Expenses	1.15% [2]

1

The Fund has been in operations for less than six month, therefore, t hese expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

2

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses at least through June 30, 2007, so that total annual operating expenses do not exceed 1.15% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fee actually charged may in the future be higher than reflected above if consistent with the limits on total annual operating expenses. The information contained in the table above and the example reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

Underlying Fund Expenses: To the extent that the Fund invests in Underlying Funds, the Underlying Funds bear their own annual fund operating expenses.  On average, the estimated total annual fund expenses for the Underlying Funds ranges from 0.15% to 0.30%.  The returns of the Underlying Fund investments are net of such Underlying Fund expenses.

FUND FACTS –Liahona Fund

Fees and Expenses  - Liahona Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the Liahona Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund’s operating expenses remain the same*. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

Year*
1	$117
3	$433

You would pay the following expenses if you did not redeem your shares:

Year*
1	$117
3	$433

*The one-year fees shown above take into account the Adviser’s advisory fee waiver agreement to limit total operating expenses at least through June 30, 2007, so that expenses do not exceed 1.15% of average daily net assets.  Should the Adviser continue its fee waiver in future years, the total costs of investing in the Fund for year 3 would be lower than indicated above.

FUND FACTS

This section briefly describes the general asset allocation of the Funds.

Fund Structure and Common Investment Strategies

Each of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and the Liahona Fund is a “fund of funds.” In other words, the Funds pursue their investment goals by investing primarily in exchange traded funds (“ETFs”), traditional open-end investment companies (commonly known as “mutual funds”) and closed-end investment companies (“closed-end funds”), that are not affiliated with the Trust. In this Prospectus, the ETFs, mutual funds and closed-end funds in which the Amerigo, Clermont, Berolina, Descartes and Liahona Funds invest are referred to as the “Underlying Funds.” In addition to the Underlying Funds, each Fund may invest directly in individual securities. Under ordinary circumstances, the Funds’ equity positions will consist almost entirely of ETFs.  The portion of each Fund’s portfolio allocated to fixed income typically will consist of ETFs, individual fixed income securities, or cash.

Allocation of Assets. The Funds’ investment adviser, CLS Investment Firm, LLC (the “Adviser”), allocates each Fund’s assets among the Underlying Funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below.

The Adviser varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve the Fund’s investment objective. Using fundamental and technical analysis, the Adviser assesses the relative risk and reward potential throughout the financial markets, underweighting assets if their performance is expected to be weak; and overweighting investments in segments where the Adviser believes performance will justify the risk.

Selection of Underlying Funds. The Funds invest in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock such as convertible preferred stock, convertible debentures, warrants, options and fixed income securities such as bonds. The Adviser selects specific Underlying Funds for investment, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Adviser also considers other factors in the selection of Underlying Funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in Underlying Funds from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, a Fund may invest up to 100% of its total assets in one Underlying Fund. Also, because the Funds may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, a Fund may have a large percentage of its Underlying Fund assets managed by one investment adviser.

Risks Associated With Investments in Underlying Funds. Because the Funds invest primarily in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Funds in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds. By investing indirectly in Underlying Funds through a Fund, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the Underlying Funds, including short term redemption charges. In addition, to the extent these Underlying Funds trade their portfolios actively; they will incur higher brokerage commissions as well as increased realization of taxable gains.

FUND FACTS

[GRAPHIC OMITTED]

Allocation of Fund Assets Among Market Segments

The Adviser allocates the Funds’ assets primarily among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government securities, corporate bonds, high yield bond funds, money market funds and exchange traded funds.  The Funds may also invest in individual securities and derivatives.

Using fundamental and technical analysis, the Adviser assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving the Fund's investment objective.  Each Fund's portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur. The Adviser underweights market segments that it believes to have below average risk/reward potential and overweights market segments that it believes to have above average risk / reward potential.

Allocation of Fund Assets Among Asset Subclasses

The asset allocation process is not limited to determining the degree to which a Fund’s assets should be invested in a given market segment. The Adviser continually explores opportunities in various subclasses of assets, which may include:

•

geoeconomic considerations (for example, “foreign” versus “domestic”)

•

maturities of fixed income securities (for example, “short-term” versus “long-term”)

•

market capitalization (for example, “large capitalization” versus “small capitalization”)

•

sector rotation (for example, “high tech” versus “industrial”)

Stock Segment

A Fund may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. A Fund may also invest in individual stocks. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Adviser seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Adviser believes to have superior investment potential. When the Adviser selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

Bond Segment

A Fund may invest in one or more bond funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign parties. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at

FUND FACTS

maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The Adviser will seek to manage total return, income, and risk within the bond segment by adjusting the Fund’s investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency. A Fund may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (commonly referred to as “junk bonds”). In general, bond prices rise when interest rates fall, and fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Money Market Segment

A Fund may invest directly in money market securities, or in one or more money market funds owning money market securities. Money market securities are high quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers’ acceptances, bank deposits, repurchase agreements and other financial institution obligations. These securities may be denominated in U.S. dollars or foreign currency.

Risk Management Segment

The Adviser, or the investment advisers of the Underlying Funds in which the Funds invest, may invest in defensive positions when they believe it is appropriate to do so. When this happens, the Funds, or the Underlying Funds in which the Funds invest, may increase temporarily their investment in government securities and other short-term securities without regard to the Fund’s, or the Underlying Funds’, investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the Underlying Funds in which the Fund invests, could be unable to achieve their investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with the U.S  Securities and Exchange Commission rules. High transaction costs could result from more frequent trading. Such trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund.  Each Fund may also use combinations of options and futures to achieve a more aggressive or defensive position.  There can be no assurance that such risk management strategies will be implemented, or that if they are utilized that they will be successful in reducing losses to  a Fund.

Sales Charges Assessed by Underlying Funds

The Funds may each purchase “no-load” mutual funds, which are sold and purchased without a sales charge. A Fund may also purchase “load” mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Fund. In addition, when the Adviser believes it is appropriate, a Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. The Funds, the Adviser, and the Funds’ distributor do not receive Rule 12b-1 distribution fees generated from the purchase of Underlying Funds; however, they may receive shareholder servicing fees for the performance of certain administrative tasks. Although the Funds may invest in shares of the same Underlying Fund, the percentage of each Fund’s assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Fund.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

YOUR ACCOUNT

[GRAPHIC OMITTED]

This section describes the services that are available to shareholders.

Types of Accounts

If you are making an initial investment in the Funds, you will need to open an account. You may establish the following types of accounts:

•

Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner’s signature guarantee for any transaction requiring a signature guarantee.

•

Gift or Transfer to Minors. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•

Trust. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

•

Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

•

Retirement. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account  (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan. Your financial consultant can help you determine if you are eligible.

Choosing a Class

After deciding which type of account to open, you must select a class of shares. The Funds offer for purchase Class C Shares and Class N Shares for the Amerigo Fund, Class N Shares for the Clermont Fund, Class N Shares for the Berolina Fund, Class N Shares for the Descartes Fund and Class N Shares for the Liahona Fund.

Each share class has its own expense structure. Class C Shares have a deferred sales charge and 12b-1 fees. (see “Classes in Detail” and “Rule 12b-1 Plans in Detail” for additional information).

Each class represents an interest in the same portfolio of securities and each has the same rights with one exception. Pursuant to the 1940 Act, you will have exclusive voting rights with respect to the Distribution Plan and Agreement pursuant to Rule 12b-1, if any, for the class you choose.

Different share classes allow you to choose the class that will be most beneficial to you. Your decision should depend upon a number of factors including the amount you purchase and the length of time you plan to hold the shares. Your financial consultant can assist you in determining which class is best for you. Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully.

Class C- Level Load	Class N
o Deferred sales charge of 1.00% paid only on shares redeemed within 18 months of purchase.	o No initial or contingent deferred sales charge.
o An annual fee of 1.00% under the Fund's 12b-1 plan, 0.75% of which is for marketing and 0.25% of which is for shareholder services.	o No annual marketing or service (12b-1) fees.
o Class C Shares do not convert to another class.	o Lower annual expenses than Class C.

YOUR ACCOUNT

Classes in Detail

Class C- Level Load

If you redeem your shares within eighteen months of the date of purchase, you will pay a 1.00% contingent deferred sales charge (“CDSC”). The amount of this charge is based on your original purchase price, or the current net asset value of the shares you redeem, whichever is less.

Shares will be redeemed in the manner that results in the imposition of the lowest CDSC. Shares are redeemed first from any Class C Shares of the Fund acquired pursuant to reinvestment of distributions, and then from the longest-outstanding Class C Shares of the Fund held for less than 18 months.

In some circumstances, the CDSC may be waived for certain investors. You should contact your financial consultant to see if you qualify.

Class N

Class N Shares are offered without any sales charges, and are not subject to any 12b-1 or shareholder servicing fees.

Class N Shares are offered through platforms under contractual arrangements with CLS Investment Firm, LLC (“CLS”), or through programs offered by investment advisory representatives under contractual arrangements with CLS.

Rule 12b-1 Plan in Detail

The Board of Trustees of the AdvisorOne Funds has adopted for Class C Shares a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

Class C. The Plan adopted for Class C Shares allows the Fund to use part of its assets for the sale and  distribution of these Shares, including advertising, marketing and other promotional activities. For these services, under the Plan, the Fund pays the Distributor an amount equal to 0.75% of average net assets attributable to Class C Shares, as applicable, of the Fund on an annualized basis. The Class C Plan also allows the Fund to pay the Distributor for certain shareholder services provided to Class C shareholders or other service providers that have entered into agreements with the Distributor to provide these services. For these services, the Fund pays a shareholder service fee equal to 0.25% of average net assets attributable to Class C Shares, as applicable, of the Fund on an annualized basis.

Because these distribution and shareholder service fees are paid out of the Fund’s assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Fund and cost investors more than other types of sales loads.

Purchasing Shares

Once you have chosen the type of account and a class of shares, you are ready to establish an account. Class C Shares and Class N Shares of the Amerigo Fund, Class N Shares of the Clermont Fund, Class N Shares of the Berolina Fund, Class N Shares of the Descartes Fund and Class N Shares of the Liahona Fund are available to investors with a minimum initial investment of $2,500 for regular accounts and $2,000 for individual retirement accounts. The minimum for subsequent investments is $250.

The Trust or Adviser may waive or lower these minimums in certain cases. You must complete and sign an application for each account you open with each Fund.

The price for Fund shares is the Fund’s net asset value per share (“NAV”) plus any applicable sales charge. We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund receives your order. For more information on how we price shares, see “Pricing of Fund Shares.”

The Funds and the Distributor each reserves the right to reject any purchase for any reason and to cancel any purchase due to non-payment. You must make all purchases in United States dollars and draw all checks on United States banks. If we cancel your purchase due to non-payment, you will be responsible for any loss the Funds incur. We will not accept cash or third-party checks for the purchase of shares.

YOUR ACCOUNT

Method of Purchase	Purchase Procedures

Through a Financial Professional [GRAPHIC OMITTED]

Contact your financial consultant. Your financial consultant can tell you the time by which you must submit your order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Funds before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).

Through Brokers GRAPHIC OMITTED]

The Distributor authorizes certain securities dealers, banks or other financial service firms (collectively, “brokers”) to purchase your shares. To receive that day’s share price:

•

you must place your order with the Selling Group Member before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).

By Mail [GRAPHIC OMITTED]

To purchase Shares, send your completed application to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street

Suite 2

Omaha, NE 68137

 Include with your application your check, payable to “AdvisorOne Funds”

By Wire [GRAPHIC OMITTED]

•

Initial Purchase: Call us at 1-866-811-0225 for instructions and to receive an account number. You will need to instruct a Federal Reserve System member bank to wire funds to: First National Bank of Omaha, ABA No. 104000016, Credit: Name of Fund, DDA No. 110197751, FBO: Shareholder Name, Name of Fund, Shareholder Account Number. You must also complete and mail an application to the address shown above under “By Mail.”

•

Subsequent Purchase: Wire funds to the First National Bank of Omaha at the address above. You may wire funds between 8:00 a.m. and 4:00 p.m. Eastern time. To make a same-day wire investment, please call 1-866-811-0225 by 12:00 noon Eastern time to notify us of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. Eastern time. Please note that your bank may charge a fee for the wire. Wire Transactions are Not Available for Retirement Accounts.

YOUR ACCOUNT

Method of Purchase	Purchase Procedures

By Exchange [GRAPHIC OMITTED]

You may exchange your shares for the same class of shares of another Fund by written request sent to the Funds at:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street

Suite 2

Omaha, NE 68137

By Telephone [GRAPHIC OMITTED]

You may make subsequent purchases in your account by telephoning 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open. We will electronically transfer money from the bank account you designate on your Application to our account with the Trust. This investment option is only available if you have not declined or cancelled your telephone investment privilege. See the discussion of “Telephone Redemptions.”

Subsequent Purchases [GRAPHIC OMITTED]	The minimum subsequent purchase is $250 per Fund, except for reinvestment of dividends and distributions.

IMPORTANT NOTES

Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

You can redeem shares that you purchased by check. However, while we will process your redemption request at the next-determined net asset value after we receive it, your redemption proceeds will not be available until your check clears. This could take up to ten calendar days from the date of purchase.

YOUR ACCOUNT

Redeeming Shares

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions. Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares. We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order. See “Redemption Procedures-Request in “Good Order.”

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven days after we receive your redemption request.

The Funds cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call 1-866-811-0225 for further information. We will not process your redemption request if it is not in proper form. We will notify you if your redemption request is not in proper form.

If, as a result of your redemption, your account value drops below $1,000, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least $1,000 before we will process the redemption.

Medallion Signature Guarantees

Your redemption request must be accompanied by a “medallion signature guarantee” under certain circumstances, such as if you are redeeming shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Contingent Deferred Sales Charge

Class C Shares. If you redeem your Class C Shares within eighteen months of the date you purchased the Shares, you will pay a contingent deferred sales charge equal to 1.00% of the lesser of (1) the original purchase price or (2) the net asset value of the shares being redeemed.

Class N Shares. There is no contingent deferred sales charge imposed on redemptions of Class N Shares of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and the Liahona Fund.

Third Party Transactions

If you buy and redeem shares of the Funds through a member of the National Association of Securities Dealers, Inc., that member may charge a fee for that service.

The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on a Fund’s behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

Redemptions in Kind

The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of a Fund’s assets). The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

YOUR ACCOUNT

Method of Redemption	Redemption Procedures

By Telephone [GRAPHIC OMITTED]

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

•

have declined or canceled your telephone investment privilege;

•

wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

•

must provide supporting legal documents such as a signature guarantee for redemption

•

have an account set up as a corporation, trust and partnership; or

•

wish to redeem from a retirement account.

By Mail [GRAPHIC OMITTED]

If you are redeeming Shares, you may send your redemption request to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street

Suite 2

Omaha, NE 68137

You must include the following information in your written request:

•

a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

•

other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

•

a signature guarantee, if necessary.

By Wire [GRAPHIC OMITTED]

You may request your redemption proceeds be wired directly to the bank account designated on your application. The Funds' transfer agent will charge you a $10.00 fee for each wire redemption. The transfer agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.

YOUR ACCOUNT

Method of Redemption	Redemption Procedures

Request in “Good Order”

For our mutual protection, all redemption requests must include:

•

your account number

•

the amount of the transaction

•

for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers)

•

any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Options For Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions. Normally we will mail your check within two business days of a redemption.

Wire Redemptions. Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. The Trust’s transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by the Trust.

Telephone Redemptions and Exchanges. We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

AdvisorOne Funds reserves the right to refuse a telephone redemption or exchange if the caller cannot provide:

•

the account number

•

the name and address exactly as registered on the account

•

the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

AdvisorOne Funds will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

YOUR ACCOUNT

Exchanging Shares

The exchange privilege is a convenient way to buy shares in each Fund in order to respond to changes in your investment goals or in market conditions. You may exchange your shares for shares of the same class of another Fund at no cost to you. You may exchange your Shares of one Fund for the same Class of Shares of another Fund without paying any sales charge.

If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,500. All subsequent exchanges must have a minimum value of $250 per Fund.

You may exchange shares either by telephone, if you have not canceled your telephone privilege, or in writing. Written requests for exchange must provide the following:

•

current Fund’s name;

•

account names and numbers;

•

name of the Fund you wish to exchange your shares into;

•

the amount you wish to exchange;

•

specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and

•

signatures of all registered owners.

To exchange shares by telephone, you should call 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open. We will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Funds in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request.

Please note that we will only accept exchanges if your ownership registrations in both accounts are identical.

We will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. We will not impose an initial sales charge, redemption fee or penalty on exchanges. Please note that an exchange may have tax consequences for you. We reserve the right to modify or terminate the exchange privilege upon sixty days’ written notice to you.

Limitation On Purchases, Redemptions and Exchanges

Purchases or sales of shares of the Funds and exchanges between Funds should not be used to try to take advantage of short-term swings in the market. Frequent purchase and sale transactions or exchanges create higher expenses for the Funds. Accordingly, the Funds reserve the right to limit or terminate the ability to purchase shares of the Funds or the exchange privilege for any shareholder making frequent purchases or sales or exchanges. The Funds may also revoke the exchange privilege for all shareholders upon sixty days’ written notice.

Transferring Registration

You can transfer the registration of your shares in the Funds to another owner by completing a transfer form and sending it to the AdvisorOne Funds, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

PRICING OF FUND SHARES

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The Fund’s net asset value (“NAV”) for each class of shares or NAV is calculated on each day that the New York Stock Exchange is open. The NAV is the value of a single share of a Fund. The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time (“Valuation Time”). The NAV is determined by subtracting the total of the Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding. The value of the Fund’s total assets is generally based on the market value of the securities that the Fund holds. Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. Foreign securities may be traded in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the NAV of a Fund holding foreign securities may change on days when shareholders will not be able to buy or redeem their Fund shares.

If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds’ Board of Trustees (the “Board”). The types of securities for which fair value pricing is required include, but are not limited to:

•

Securities for which market quotations are insufficient or not readily available at the Valuation Time on a particular Business Day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•

Securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading;

•

Securities determined to be illiquid; and

•

Securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for arbitrage in a Fund. However, valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations under the supervision of the Board, in good faith, in accordance with procedures adopted by the Board.

Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.  There is no assurance that a Fund will obtain the fair value assigned to a security if it were to sell such security while it is fair valued.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

ANTI-MONEY LAUNDERING AND CUSTOMER IDENTIFICATION PROGRAMS

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government-issued documentation certifying the existence of the person, business or enterprise.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. The Trust may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

To prevent disruption in the management of the Funds, excessive trading or exchange activity is limited.  Generally, trading or exchange activity is considered excessive if a substantive exchange or redemption occurs within 7 calendar days of purchase. A substantive exchange or redemption means an exchange of $500 or more.

An investor’s exchange privilege or right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive.  The Trust may accept redemptions and exchanges in excess of the above guidelines if it believes that granting such exceptions is in the best interest of the Funds and the redemption or exchange is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a purchase, redemption or exchange where the shareholder executing the transaction is engaged in any activity which violates the terms of the Trust’s Prospectus or Statement of Additional Information, and/or is considered not to be in the best interests of the Fund or its other shareholders.

The Funds will apply its policies and procedures uniformly to all Fund shareholders. Although the Funds intend to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of the Funds shares and redeemers of the Funds shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. Therefore, with respect to Omnibus accounts, the Funds rely on selling group members to enforce the Funds’ market timing policies and procedures.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend. A Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

•

Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

•

Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any. These distributions will typically be declared in December and paid in January of the following year, but are taxable as if paid on December 31 of the year declared. The IRS requires you to report these amounts on your income tax return for the year declared.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-866-811-0225 for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Funds as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

FEDERAL TAX CONSIDERATIONS

_______________________________________________________________________________________________

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund’s Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser’s investment decisions will result in a negative tax consequence for the Fund's shareholders.

Taxes on Distributions

You will generally be subject to pay federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains. The rate of tax will depend on how long the Fund held the securities on which it realized the gains. In general, for individual shareholders, the maximum capital gain rate is 15 percent. All other distributions, including short-term capital gains, will be taxed as ordinary income. The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund in the Trust, you will be subject to tax on any taxable gain. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

“Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding

The Funds may be required to withhold U.S. federal income tax at the rate of 28% from all taxable distributions and from proceeds from certain sales and exchanges payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

MANAGEMENT

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Investment Adviser

CLS Investment Firm, LLC, a Nebraska limited liability company (“CLS” or the “Adviser”), serves as investment adviser to the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and the Liahona Fund. The Adviser is the successor to Clarke Lanzen Skalla Investment Firm, Inc., which changed its form of organization from a corporation to a limited liability company on or about April 10, 2003.  The “Adviser” as referenced herein is used to refer to both of these entities.  The Adviser has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989. The Adviser has managed each Fund since its inception. As of April 30 , 2006, the Adviser managed approximately $ 2.9 billion in assets. The Adviser maintains its principal offices at 4020 South 147th Street, Omaha, Nebraska 68137. The Adviser is an affiliate of Gemini Fund Services, LLC and Aquarius Fund Distributors, LLC.

The Funds paid CLS a fee (net of any fee waiver) for the fiscal year ended April 30, 200 6 at the annualized rate (expressed as a percentage of average daily net assets) of 0.9 9% % for the Amerigo Fund , 0.8 9% % for the Clermont Fund , 0.01% for the Berolina Fund, (0.75)% for the Descartes Fund and (2.82)% for the Liahona Fund ..

Under the terms of its investment advisory agreement, the Adviser is responsible for formulating the Funds’ investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes officers, provides office space, services and equipment and supervises all matters relating to the Funds’ operations.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts of the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2006.

Portfolio Managers

The Funds’ Portfolio Management Team includes Scott Kubie, Robert Jergovic and Dennis Guenther. Mr. Kubie and Mr. Jergovic are primarily responsible for the day-to-day management of the Funds, and are co-portfolio managers of each Fund. Mr. Kubie, Executive Vice President and Chief Investment Strategist of the Adviser, is responsible for the overall direction of the Team and the implementation of the risk budgeting methodology. Mr. Jergovic, Chief Investment Officer of the Adviser, is primarily responsible for research and analysis of the financial markets and funds, and the selection of portfolio securities. Mr. Guenther serves as a Portfolio Manager of each Fund, and oversees the portfolio allocations for the Funds.

Mr. Kubie has worked for the Adviser since March 2001 as a Portfolio Manager with CLS and its predecessor and began serving as a portfolio manager of the Amerigo and Clermont Funds in 2002 and the Berolina, Descartes and the Liahona Funds since their inception. Prior to joining CLS Investment Firm, LLC, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm (1999-2001).

Mr. Jergovic has worked for the Adviser since 2000 and began serving as a portfolio manager of the Amerigo and Clermont Funds in 2002 and the Berolina, Descartes and the Liahona Funds since their inception. Prior to joining CLS Investment Firm, LLC, Mr. Jergovic served as a Registered Representative for PFG Distribution Company (1998-1999) and Vice President of Investment Management and Assistant Treasurer for Guarantee Life Insurance Company (1994-2000).

Mr. Guenther has worked for the Adviser since 1997 as a Database/Interface Manager and began serving as a portfolio manager for the Amerigo and Clermont Funds in 2002 and the Berolina, Descartes and the Liahona Funds since their inception.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The composition of the team may change without notice from time to time.

Other Service Providers

The Funds rely on other companies to provide necessary services for their day-to-day operations. Below is a list of these service providers:

Administrator

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, Nebraska 68137

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, Nebraska 68137

Transfer and Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Suite 2

Omaha, Nebraska 68137

Sub-Transfer and Dividend Disbursing Agent

Rydex Fund Services, Inc.

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

Counsel

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Independent Accountants

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, Pennsylvania 19103

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Financial Highlights

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Financial Highlights

The Financial Highlights table is intended to help you understand the Funds’ financial performance for the fiscal periods presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information for the Amerigo Fund and Clermont Fund for the year ended April 30, 2006, 2005, 2004 and 2003, and for the Berolina Fund for the period January 27, 2006 (commencement of operations) to April 30, 2006, Descartes Fund for the period April 19, 2006 (commencement of operations) to April 30, 2006 and the Liahona Fund for the period April 19, 2006 (commencement of operations) to April 30, 2006 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ April 30, 2006 annual report, which is available upon request. The financial highlights of the Amerigo Fund and the Clermont Fund for the years ended April 30, 2002 and prior, were audited by other independent accountants.

Selected data based on a share outstanding throughout each period indicated. (a)

	Amerigo Fund - Class C Shares

	Fiscal Years Ending April 30,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.09)	(0.10)	(0.18)
Net realized and unrealized gain (loss) on
investments	2.67	0.90	2.44	(1.70)	(0.95)
Total income (loss) from investment operations	2.60	0.83	2.35	(1.80)	(1.13)

Less distributions from net investment income	(0.01)	-	-	-	(0.12)
Less distributions from net realized gains	(0.33)	-	-	-	(0.55)
Total distributions from net investment
income and net realized gains	(0.34)	-	-	-	(0.67)

Net asset value, end of year	$ 14.91	$ 12.65	$ 11.82	$ 9.47	$ 11.27

Total return (b)	20.73%	7.02%	24.82%	(15.97)%	(8.66)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 7,893	$ 7,067	$ 6,375	$ 4,741	$ 4,136
Ratio of expenses to average net assets	2.15%	2.15%	2.15%	2.15%	2.33%
Ratio of expenses to average net assets
before waivers and reimbursements	2.16%	2.22%	2.36%	2.63%	2.87%
Ratio of net investment income (loss) to
average net assets	(0.51)%	(0.57)%	(0.79)%	(1.01)%	(1.55)%
Portfolio turnover rate	73%	57%	55%	107%	46%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Selected data based on a share outstanding throughout each period indicated.(a)

	Amerigo Fund - Class N Shares

	Fiscal Years Ending April 30,
	2006	2005	2004	2003		2002

Net asset value, beginning of year	$ 12.97	$ 12.00	$ 9.52	$ 11.22		$ 12.97

Income (loss) from investment operations:
Net investment loss	0.08	0.07	0.02	(0.00)	(b)	(0.07)
Net realized and unrealized gain (loss) on
investments	2.73	0.91	2.46	(1.70)		(0.94)
Total income (loss) from investment operations	2.81	0.98	2.48	(1.70)		(1.01)

Less distributions from net investment income	(0.06)	(0.01)	-	-		(0.19)
Less distributions from net realized gains	(0.33)	-	-	-		(0.55)
Total distributions from net investment
income and net realized gains	(0.39)	(0.01)	-	-		(0.74)

Net asset value, end of year	$ 15.39	$ 12.97	$ 12.00	$ 9.52		$ 11.22

Total return (c)	21.89%	8.16%	26.05%	(15.15)%		(7.79)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 586,480	$ 337,929	$ 163,648	$ 41,303		$ 35,368
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%		1.33%
Ratio of expenses to average net assets
before waivers and reimbursements	1.16%	1.22%	1.36%	1.63%		1.88%
Ratio of net investment income (loss) to
average net assets	0.53%	0.54%	0.21%	(0.01)%		(0.55)%
Portfolio turnover rate	73%	57%	55%	107%		46%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Selected data based on a share outstanding throughout each period indicated. (a)

	Clermont Fund - Class N Shares

	Fiscal Years Ending April 30,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81

Income (loss) from investment operations:
Net investment income	0.17	0.14	0.22	0.12	0.12
Net realized and unrealized gain (loss) on
investments	0.96	0.34	1.04	(1.07)	(0.55)
Total income (loss) from investment operations	1.13	0.48	1.26	(0.95)	(0.43)

Less distributions from net investment income	(0.15)	(0.13)	(0.15)	(0.06)	(0.15)
Less distributions from net realized gains	(0.27)	(0.06)	-	-	(0.29)
Total distributions from net investment
income and net realized gains	(0.42)	(0.19)	(0.15)	(0.06)	(0.44)

Net asset value, end of year	$ 11.04	$ 10.33	$ 10.04	$ 8.93	$ 9.94

Total return (b)	11.14%	4.72%	14.11%	(9.58)%	(3.92)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 133,609	$ 102,884	$ 57,430	$ 34,755	$ 14,440
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.33%
Ratio of expenses to average net assets
before waivers and reimbursements	1.26%	1.32%	1.51%	1.77%	3.55%
Ratio of net investment income (loss) to
average net assets	1.56%	1.35%	2.26%	1.21%	1.22%
Portfolio turnover rate	55%	36%	97%	105%	60%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

For the Period Ended April 30, 2006*

Selected data based on a share outstanding throughout the period indicated.(a)

	Class N Shares

	Berolina	Descartes	Liahona
	Fund	Fund	Fund

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income	0.01	-	-
Net realized and unrealized gain (loss) on
investments	0.10	(0.01)	(0.01)
Total income (loss) from investment operations	0.11	(0.01)	(0.01)

Less distributions from net investment income	-	-	-
Less distributions from net realized gains	-	-	-
Total distributions from net investment
income and net realized gains	-	-	-

Net asset value, end of period	$ 10.11	$ 9.99	$ 9.99

Total return (b)	1.10%	(0.10)%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 33,338	$ 4,591	$ 1,826
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	2.12%	23.48%	74.02%
Ratio of net investment income (loss) to
average net assets (c)	0.55%	0.43%	0.24%
Portfolio turnover rate	86%	0%	7%

*Berolina Fund commenced operations on January 27, 2006; Descartes Fund and Liahona Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

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ADVISORONE FUNDS

Privacy Statement

The AdvisorOne Funds recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral, electronic or telephonic communications and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This page is not part of the prospectus.

Where to Go For More Information:

You will find more information about the Funds in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in each Fund, describe each Funds’ performance, include financial statements for the Funds, and discuss the market conditions and strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional Information (“SAI”): The Statement of Additional Information contains additional and more detailed information about each Fund.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

There are three ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

      AdvisorOne Funds

      c/o Gemini Fund Services, LLC

      4020 South 147th Street

      Suite 2

      Omaha, NE 68137

      1-866-811-0225

The Prospectus, Annual Report and Semi-Annual Report are available at www.AdvisorOneFunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission (“SEC”) and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 450 Fifth Street, NW, Washington, DC 20549-0102.

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

      Public Reference Room - U.S. Securities and Exchange Commission

      450 Fifth Street, N.W.

      Washington, D.C. 20549-6009

      1-202- 551 -8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-866-811-0225.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The AdvisorOne Funds' Investment Company Act File Number is 811-8037.

1-866-811-0225

www.AdvisorOneFunds.com

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ADVISORONE FUNDS

Amerigo Fund

Clermont Fund

Berolina Fund

Descartes Fund

Liahona Fund

STATEMENT OF ADDITIONAL INFORMATION

June 3 0 , 2006

This Statement of Additional Information is not a Prospectus, but is an incorporated part of the Prospectus and should be read in conjunction with the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund Prospectus of the AdvisorOne Funds (the “Trust”) dated June 3 0 , 2006.

To obtain a free copy of the Prospectus or an annual report, please call the Trust at 1-866-811-0225.

TABLE OF CONTENTS

General Information and History

Investment Restrictions

Description of Securities, Other Investment Policies

and Risk Considerations

Disclosure of Portfolio Holdings

Management of the Trust

Principal Holders of Securities

Investment Management and Other Services

Affiliations and Control of the Adviser and Other Service Providers

Administrator

Custodian

Transfer Agent Services

Distribution of Shares

Code of Ethics

Proxy Voting Policies and Procedures

Portfolio Managers

Brokerage Allocation and Other Practices

Redemption of Securities Being Offered

Shareholder Services

Determination of Net Asset Value

Taxes

Organization of the Trust

Independent Accountants

Legal Matters

Financial Statements

Appendix A

Appendix B

For more information on the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund, including charges and expenses, call the Trust at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, commonly known as a “mutual fund,” and sells and redeems shares every day that it is open for business. The Trust was organized as a Delaware business trust by a Declaration of Trust filed December 20, 1996, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”).  On April 1, 2003 the name of the Trust changed from Orbitex Group of Funds to AdvisorOne Funds due to the change of ownership of the Adviser from Orbitex Financial Services Group, Inc. to NorthStar Financial Services Group, LLC (“NorthStar”).

The Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund each represents a separate series of beneficial interest in the Trust having different investment objectives, investment programs, policies and restrictions.

This Statement of Additional Information deals solely with the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund each referred to herein as a “Fund” and collectively as the “Funds”.

The following table sets forth each Fund’s policy on diversification:

FUND

DIVERSIFIED

NON-DIVERSIFIED

Amerigo Fund

X

Clermont Fund

X

Berolina Fund

X

Descartes Fund

X

Liahona Fund

X

The Funds offer the following classes of shares:

CLASS

FUNDS OFFERING CLASS

Class C

       Amerigo Fund only

Class N

        Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund

The Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund are managed by CLS Investment Firm, LLC (formerly Clarke Lanzen Skalla Investment Firm, LLC), a Nebraska limited liability company (the “Adviser”). The Adviser directs the day-to-day operations and the investment of assets of the Funds.

Gemini Fund Services, LLC, (“the Administrator”) is the administrator, accounting agent, transfer agent and dividend disbursing agent, and custody administrator for each of the Funds. First National Bank of Omaha (“FNBO”) is the custodian for each of the Funds.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever a policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

A Fund’s fundamental investment policies and limitations may be changed only with the consent of a “majority of the outstanding voting securities” of the particular Fund. As used in this Statement of Additional Information, the term “majority of the outstanding voting securities” means the lesser of: (1) 67% of the shares of a Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental investment policies of that Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS OF THE FUNDS.

A Fund will not:

(1) Purchase securities on margin, except a Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

(2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(3) Borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, each Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4) Purchase or sell real estate, or invest in real estate limited partnerships, except each Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

(5) Purchase or sell physical commodities or contracts thereon, except that each Fund may enter into financial futures contracts and options thereon.

(6) Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with each Fund's investment objective, policies and restrictions.

(7) Make loans, except that each Fund in accordance with that Fund’s investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of that Fund’s total assets.

(8) Make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

(9) Invest 25% or more of the value of its total assets in any one industry.

In applying investment limitation (9), each Fund uses the industry groups employed in the North American Industry Classification System (“NAICS”). This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

A Fund may not:

(1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2) Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or exemptive relief granted by the Securities and Exchange Commission (“SEC”). Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

(3) Invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

(4) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. Each Fund may invest without limitation in restricted securities provided such securities are considered to be liquid. If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

(5) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of instruments in which a Fund may invest, strategies the Adviser may employ in pursuit of a Fund’s investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. The Funds may invest in the following instruments either directly, or through its investments in other investment companies and exchange-traded funds (the “underlying funds”). The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives.

ADJUSTABLE RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW-INVESTMENT-GRADE DEBT SECURITIES. Each Fund may invest up to 35% of its net assets in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Adviser to be of comparable quality. Securities rated less than Baa by Moody's or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P’s and Moody’s descriptions of their bond ratings are contained in the Appendix A to this SAI.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Adviser continuously monitors the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund’s investment objective may be more dependent on the Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES. Each Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Each Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

DEALER (OVER-THE-COUNTER) OPTIONS. Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds’ net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute “derivatives” transactions.

Each Fund may invest in issuers domiciled in “emerging markets,” those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometime defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, which are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS. Each Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts and may result in the Fund entering into straddles.

Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Each Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. The Fund’s use of such contracts would include, but not be limited to, the following: First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter the Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contacts for any other purpose consistent with the Fund’s investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN FUTURES AND OPTIONS. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

FUTURES CONTRACTS. Transactions in Futures.  Each Fund may enter into futures contracts, including stock index, interest rate and currency futures (“futures or futures contracts”).

Stock index futures contracts may be used to provide a hedge for a portion of the Fund’s portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Fund may, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund’s portfolio successfully, the Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

A Fund will enter into futures contracts, which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

TRADING IN FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

LIQUIDITY. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions, which would operate to terminate the Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under “Special Risks of Transactions in Options on Futures Contracts.” In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

ILLIQUID OR RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund’s policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry (see each Fund’s investment limitations). For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MATURITY OF DEBT SECURITIES. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

OPTIONS. Writing Covered Call Options. Each Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

Each Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the ‘"covered” option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which the Fund holds a covered call position.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which the Fund has written, expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be “pledged” as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under “Special Risks of Transactions in Futures Contracts” are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

PURCHASING CALL OPTIONS. Each Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

PURCHASING PUT OPTIONS. Each Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

REGULATORY LIMITATIONS. A Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

A Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those portions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

A Fund's use of futures contracts may result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other appropriate liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, each Fund would comply with such new restrictions.

OTHER INVESTMENT COMPANIES. The Funds investments in an underlying portfolio of Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

EXCHANGE TRADED FUNDS. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

OPEN-END INVESTMENT COMPANIES. The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund's assets ..  In some cases deemed appropriate by the Adviser or the Board of Trustees, Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Manager determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Manager. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

CLOSED-END INVESTMENT COMPANIES. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

MASTER/FEEDER STRUCTURE. Notwithstanding these limitations, each Fund reserves the right to convert to a "master/feeder" structure at a future date. If the Board approved the use of a master-feeder structure for a particular Fund, the Fund (the "feeder" fund) would invest all of its investable assets in an open-end management investment company (the "master" fund) with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that would be held by the Fund would be the Fund's interest in the master fund. Under such a structure, one or more "feeder" funds, such as the Funds, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Funds will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SHORT SALES. The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale. The Fund may sell securities short to the full extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under "Special Risks of Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

SWAP AGREEMENTS. Each of the Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

TRADING IN FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

WARRANTS. Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES. Each Fund may, from time to time, purchase securities on a "when-issued" or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities.

WRITING COVERED PUT OPTIONS. Each Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than sixty days after the end of each quarter/semi-annual period, the Funds will make available a complete schedule of its portfolio holdings as of the last day of the quarter/semi-annual period.  The Trust files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current.  Each filing discloses the Funds’ portfolio holdings as of the end of the applicable quarter.

Other than to rating agencies and service providers, as described below, the Funds do not selectively disclose its portfolio holdings to any person.   In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolios, may have full daily access to the Funds portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

First National Bank of Omaha.  First National Bank of Omaha is the custodian for the Funds; therefore, its personnel and agents have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

Rating Agencies.  Morningstar, Lipper and other mutual fund rating agencies may also receive the Funds’ full portfolio holdings, generally quarterly on a 60-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

The Funds' Chief Compliance Officer, or his or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Trustees and Officers

Because AdvisorOne Funds is a Delaware business trust, there are Trustees appointed to oversee the Trust. These Trustees are responsible for overseeing the services provided by the Adviser and the general operations of the Trust. These responsibilities include approving the arrangements with companies that provide necessary services to the Funds, ensuring the Funds’ compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders.  The Trustees oversee each portfolio in the AdvisorOne Funds.  None of the Trustees or Officers holds public directorships.  The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations.

MANAGEMENT TABLE

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is considered an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name.  Michael Miola is an interested person by virtue of being the Chief Executive Officer and Manager of Gemini Fund Services, LLC, the Funds Administrator, Fund Accountant, Transfer Agent and Custody Administrator, as well as, Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC and Manager of CLS Investment Firm, LLC.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served ^	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships

Interested Trustee
Michael Miola (53)	Chairman of the Board	Since May 7, 2003	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Fund Compliance Services, LLC ; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001).	16	Northern Lights Fund Trust ; Northern LightsVariable Trust.
Non-Interested Trustees
L. Merill Bryan, Jr. (60)	Trustee	Since May 7, 2003	Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation	16	Northern Lights Fund Trust; Northern Lights Variable Trust.
Gary W. Lanzen (51)	Trustee	Since May 7, 2003	President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.	16	Northern Lights Fund Trust; Northern Lights Variable Trust.
Anthony J. Hertl (55)	Trustee	Since December 17, 2004	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	16	Northern Lights Fund Trust; Satuit Capital Management Trust; Northern Lights Variable Trust.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served ^	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships
Officers
W. Patrick Clarke (59)	President	Since February 3, 2003

Chief Executive Officer and Manager of CLS Investment Firm, LLC; President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, Gemini Fund Services, LLC, Aquarius Fund Distributors, LLC; GemCom, LLC,  Fund Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

Brian Nielsen (33)	Secretary	Since May 9, 2003

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC, CLS Investment Firm, LLC and Orion Advisor Services, LLC; President, Secretary and General Counsel for Aquarius Fund Distributors, LLC; Director, Secretary and General Counsel for Constellation Trust Company; Assistant Secretary for Gemini Fund Services, LLC, Fund Compliance Services, LLC and GemCom, LLC.

Michael J. Wagner (55 450 Wireless Blvd. Hauppauge, NY 11788	Chief Compliance Officer	Since June 23, 2006	President (4/06-present) and Chief Operating Officer (9/04–3/06) of Fund Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (4/04-3/06); Director of Constellation Trust Company
Andrew Rogers (3 6 ) 450 Wireless Blvd. Hauppauge, NY 11788	Treasurer	Since June 23, 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Manager,   Fund Compliance Services, LLC (since 3/2006);  Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001).

Kevin E. Wolf (36) 450 Wireless Blvd. Hauppauge, NY 11788	Assistant Treasurer	Since June 23, 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

^  Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified.  Officers of the Trust are elected annually.

The Board of Trustees has an Audit and Nominating Committee (the “Committee”) that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee generally will not consider nominees recommended by shareholders of a Fund.  During the Funds’ fiscal year ended April 30, 200 6 , the Audit Committee met three times and the Nominating Committee did not meet ..

COMPENSATION OF TRUSTEES

The Trust pays each Trustee of the Trust who is not an interested person an aggregate per meeting fee of $3,000 if attended in person and $750 if attended by telephone.  For special board meetings, each Trustee who is not an interested person will be paid $200 per Fund participating in the meeting, with a minimum of $1,000, whichever is greater. In both cases, the cost would be allocated among the participating Funds in accordance with a formula that takes into account the Investment Advisers involved and the overall asset size of each affected Fund. Committee Meetings occurring on the same day as a Board meeting will not be compensated. Stand-alone Committee Meetings will be compensated at the rate of $500 total for in-person meetings and $250 total for telephone meetings, regardless of the number of Funds participating.  The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or from the other registered investment companies in the AdvisorOne Funds.

The following table sets forth information regarding the aggregate compensation received by the Trustees from the Trust and from the other registered investment companies in the AdvisorOne Funds for the year ended April 30, 200 6 ..

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Estimated Accrued as Part of Trust Expense	Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid To Trustees[1]
L. Merill Bryan, Jr. Trustee	$ 13,000	N/A	N/A	$ 13,000
Gary Lanzen, Trustee	$ 13,000	N/A	N/A	$ 13,000
Anthony Hertl	$ 13,000			$ 13,000

1

There are currently several series comprising the Trust.  For the fiscal year ended April 30, 200 6 , trustees fees and expenses in the amount of $ 5,500 were allocated to the Funds.

The Trustees serve on the Board for terms of indefinite duration.  A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Share Ownership. Information relating to share ownership by each Trustee of the Trust as of December 31, 2005 is set forth in the chart below:

Trustees	Aggregate Dollar Range of Equity In The Trust	Aggregate Dollar Range of Securities In All Registered Funds Overseen by Trustee In AdvisorOne Funds
Interested Trustee:
Michael Miola	None	None
Non-Interested Trustees:
L. Merill Bryan, Jr.	None	None
Gary Lanzen	None	None
Anthony Hertl	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of June 15 , 2006, the following shareholders were beneficial owners of 5% or more of the outstanding shares of the Funds listed because they possessed voting or investment power with respect to such shares:

AMERIGO FUND – CLASS N	% HELD
National Investor 55 Water Street New York, NY 10041	11.28%
Schwab 101 Montgomery Street San Francisco, CA 94104	8.54%
Nationwide Trust Company PO Box 182029 Columbus, OH 43218	59.33%

CLERMONT FUND – CLASS N	% HELD
National Investor 55 Water Street New York, NY 10041	14.00%
Schwab 101 Montgomery Street San Francisco, CA 94104	11. 29%
Nationwide Trust Company PO Box 182029 Columbus, OH 43218	..55.16%
Rydex Fund Services 9601 Blackwell Road Rockville, MD 20850	5.43%

BEROLINA FUND – CLASS N	% HELD
Rydex Fund Services 9601 Blackwell Road Rockville, MD 20850	55.94%

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.  The Trustees as a group own ed 0% of the outstanding shares.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

In addition to the duties set forth in each Prospectus under the section entitled “Management,” the Adviser, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) develop a continuing program for the management of the assets of each Fund; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders, negotiate commissions for the execution of transactions in securities and establish relationships with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

Subject to policies established by the Board of Trustees of the Trust (the “Board”), which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of its Funds. In addition to providing advisory services, the Adviser furnishes the Funds with office space and certain facilities and personnel required for conducting the business of the Funds.

CLS Investment Firm, LLC (the “Adviser”), serves as the investment adviser for the Amerigo Fund , Clermont Fund , Berolina Fund, Descartes Fund and Liahona Fund pursuant to an Investment Advisory Agreement that has been approved by the both the shareholders and the Board.  The Adviser is located at 4020 South 147th Street, Omaha, NE 68137.

The Investment Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

For the advisory services provided and expenses assumed by it, the Adviser has agreed to a fee from each Fund, computed daily and payable monthly at an annual rate of 1.00% for the Amerigo Fund, 1.00% for the Clermont Fund, 1.00% for the Berolina Fund, 1.00% for the Descartes Fund and 1.00% for the Liahona Fund.

The following table shows the amount of advisory fees paid by the Amerigo Fund , Clermont Fund , Berolina Fund, Descartes Fund and Liahona Fund to the Adviser and the amount of the advisory fees waived by the Adviser for the past three fiscal years.

	GROSS ADVISORY FEES	FEES WAIVED BY THE ADVISER	ADVISORY FEES PAID BY FUNDS - NET OF WAIVERS
Amerigo Fund

April 30, 2004	$993,403	$203, 969	$789,434
April 30, 2005	$2,481,134	$160,853	$2,320,281
April 30, 2006	$4,753,329	$33,299	$4,720,030

Clermont Fund

April 30, 2004	$450,139	$163, 268	$286, 871
April 30, 2005	$812,402	$133,083	$679,319
April 30, 2006	$1,214,264	$136,431	$1,077,833

Berolina Fund

January 27 , 200 5 to April 30, 2006	$56,339	$54,816	$1,520

Descartes Fund

April 19 , 2006 to April 30, 2006	$564	$564	$0

Liahona Fund

April 19 , 2006 to April 30, 2006	$135	$135	$0

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, extraordinary or non-recurring expenses at least until June 30, 200 7 , so that total annual operating expenses for the Fund do not exceed the limits stated below, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the below stated expense limits:

FUND	CLASS C	CLASS N	CONTRACTUAL PERIOD
Amerigo Fund	2.15%	1.15%	6/30/200 7

Clermont Fund	N/A	1.15%	6/30/200 7

Berolina Fund	N/A	1.15%	6/30/200 7

Descartes Fund	N/A	1.15%	6/30/200 7

Liahona Fund	N/A	1.15%	6/30/200 7

The following table shows the amount of reimbursements paid to the Funds by the Adviser in addition to the advisory fees waived for the last three fiscal years. The Amerigo Fund and Clermont Fund commenced operations on June 5, 2000. Prior to June 5, 2000, the Funds operated as separate funds called the CLS AdvisorOne Funds -- Amerigo and Clermont. The Berolina Fund commenced operations on January 27 , 200 5 , Descartes Fund commenced operations on April 19 , 2006 and Liahona Fund commenced operations on April 19 , 2006.

Amount of Fund Expenses Reimbursed to the Fund by the Adviser
Amerigo Fund - Class C

April 30, 2004	0
April 30, 2005	0
April 30, 2006	0

Amerigo Fund - Class N

April 30, 2004	0
April 30, 2005	0
April 30, 2006	0

Clermont Fund - Class N

April 30, 2004	0
April 30, 2005	0
April 30, 2006	0

Berolina Fund – Class N

April 30, 2006	0

Descartes Fund – Class N

April 30, 2006	$12,047

Liahona Fund – Class N

April 30, 2006	$12,018

AFFILIATIONS AND CONTROL OF THE ADVISER AND OTHER SERVICE PROVIDERS

CLS Investment Firm, LLC, the investment adviser for the Amerigo, Clermont, Berolina, Descartes and Liahona Funds, Gemini Fund Services, LLC, the administrator for the AdvisorOne Funds and Aquarius Fund Distributors, LLC are each wholly owned subsidiaries of NorthStar Financial Services Group, LLC, a Nevada limited liability company.

ADMINISTRATOR

The Administrator for the Funds is Gemini Fund Services, LLC, (the “Administrator”), which has its principal office at the Hauppauge Corporate Center, 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administrative Services Agreement with the Funds the Administrator provides all administrative services necessary for the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administrative Services Agreement has an initial term of three years and remains in effect for successive twelve-month periods, subject to annual approval of the Board of Trustees. The Administrative Service Agreement   may be assigned provided the non-assigning party provides prior written consent and provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administrative Services Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Funds' Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Funds’ tax returns, and preparing reports to the Funds’ shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Administrator, the Funds pay the Administrator a fee, computed daily and payable monthly at annual rate of 0.10% on assets up to $100 million; 0.08% on assets from $100 million to $250 million; 0.05% on assets from $250 million to $500 million; and 0.03% on assets greater than $500 million, or a minimum fee of $40,000 per Fund per year of each Fund’s average daily net assets, whichever is greater. The Funds also pay the Administrator for any out-of-pocket expenses.

In return for providing the Funds with all accounting related services, the Funds pays the Administrator a monthly fee based on the Funds’ average net assets, plus any out-of-pocket expenses for such services.  The  Fund s accrued the following Administrator Fees:

For the fiscal year ended April 30, 2004, fees of the Administrator accrued were: $ 155,493

For the fiscal year ended April 30, 2005, fees of the Administrator accrued were: $ 325,257

For the fiscal year ended April 30, 2006, fees of the Administrator accrued were: $ 514,357

CUSTODIAN

First National Bank of Omaha (“FNBO”) serves as the custodian of the Trust’s assets pursuant to a Custody Agreement by and between FNBO and the Trust. FNBO’s responsibilities include safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust’s investments. Pursuant to the Custody Agreement, FNBO also provides certain accounting and pricing services to the Trust; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. FNBO is located at 1620 Dodge Street, Omaha, Nebraska 68197.

The Trust has also entered into a Custody Administration Agreement with Gemini Fund Services, LLC to provide the Trust with various custody administrative services and assist FNBO with the administration of its custodial obligations.

TRANSFER AGENT SERVICES

Gemini Fund Services, LLC an affiliate of the Adviser, whose principal office is located in Hauppauge, New York, provides transfer agent and dividend disbursing services to the Funds at the location of 4020 South 147th Street, Omaha, NE 68137. Rydex Fund Services, Inc., located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as Transfer and Dividend Disbursing Agent to certain accounts under a Sub-Transfer Agent arrangement with Gemini Fund Services, LLC.

DISTRIBUTION OF SHARES

Aquarius Fund Distributors, LLC (“AFD”), serves as the distributor of the shares of each class of each Fund pursuant to a Distribution Agreement with the Trust. AFD’s principal place of business is 4020 South 147th Street, Omaha, NE 68137.

Under the terms of the Class C Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), the Distributor receives fees for providing servicing to Class C Shares of the Amerigo Fund.  In addition, pursuant to the Rule 12b-1 Plan; the Amerigo Fund is authorized to use a portion of their assets attributable to Class C Shares to finance certain activities relating to the distribution of their shares to investors. The Plan adopted for Class C Shares allows the Amerigo Fund to pay the Distributor quarterly at a rate equal to 0.75% of the average daily net assets attributable to the Class C Shares of that Fund during that quarter. The Class C Plan also allows each Fund to pay the Distributor for certain shareholder services provided to Class C shareholders or other service providers that have entered into agreements with the Distributor to provide these services. For these services, the Amerigo Fund pays a shareholder service fee equal to 0.25% of average net assets attributable to Class C Shares of the Fund on an annualized basis. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Rule 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to investors in Class C Shares of the Fund, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its Shares.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Class C Shares of the Amerigo Fund and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Rule 12b-1 Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan and Agreement may be terminated at any time by the Trust or the Amerigo Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting Class C Shares of the Trust or the Amerigo Fund. The Rule 12b-1 Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Amerigo Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the affected Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

The following table shows the sales charge revenues collected, and retained by the Distributor for the past three fiscal years.

	Sales Charge*		CDSC Revenue
Fund	Amount Paid to Distributor	Amount Retained by Distributor	Amount Paid to Distributor	Amount Retained by Distributor
Amerigo Fund – Class C

April 30, 2004	$0	$0	$2,704	$2,704
April 30, 2005	$0	$0	$1,042	$1,042
April 30, 2006	$0	$0	$2,754	$2,754

*The Amerigo Class C Shares’ Front-end sales charge was eliminated as of May 20, 2002.

CODES OF ETHICS

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.

In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.  Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

PROXY VOTING POLICIES

Proxies for any portfolio security held by the Funds are voted by the Adviser in accordance with the Proxy and Corporate Action Voting Policies and Procedures of the Adviser approved by the Trustees of the Trust.  The Adviser’s proxy voting policies and procedures appear in Appendix B.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available as soon as practicable after filing with the SEC, upon request, by calling toll-free, 1-866-811-0225 or by accessing the SEC’s website at www.sec.gov.  Telephone requests will be honored within three business days of receipt of the request.

PORTFOLIO MANAGERS

Robert Jergovic, Dennis Guenther and Scott Kubie are the Portfolio Managers of the Funds.  As of April 30, 200 6 , the Portfolio Managers were responsible for the management of the following types of accounts in addition to the Amerigo Fund , Clermont Fund , Berolina Fund, Descartes Fund and Liahona Fund :

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Team consisting of Robert Jergovic, Scott Kubie and Dennis Guenther.	2	$327	5	<$1			$327
Team consisting of Robert Jergovic, Scott Kubie, Dennis Guenter , J.J. Schenkelberg and Brandon Mason ..	0		0		41,565	$2,917	$2,917

As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Adviser has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, the Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The compensation of the Adviser’s portfolio managers is based on a number of factors. These factors include an annual salary that is based on various market factors and the skill and experience of the individual.  The portfolio managers are also eligible to receive a discretionary bonus.  The discretionary bonus takes into account several factors including the Adviser’s profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of the Amerigo Fund based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of the S&P 500 Index for the preceding one and three-year periods.  The formula for determining these amounts may vary, and no individual’s compensation is solely tied to the investment performance or asset value of any one product or strategy.

The dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of April 30, 200 6 is as follows:

Dollar Range of Equity Securities Beneficially Owned
Robert Jergovic	$10,001 - $50,000 (Amerigo Fund) $10,001 - $50,000 (Clermont Fund)
Dennis Guenther	$50,001 - $100,000 (Amerigo Fund) $1 - $10,0000 (Berolina Fund)
Scott Kubie	$50,001 –$100,000 (Amerigo Fund)

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund’s portfolio securities, it is the Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Funds. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Fund. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

When one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser may select a broker based upon brokerage or research services provided to the Adviser.  The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement.  Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

For the fiscal year ended April 30, 2004, the Funds paid brokerage commissions as follows: $66,522 for the Amerigo Fund and $34,624 for the Clermont Fund.

For the fiscal year ended April 30, 2005, the Funds paid brokerage commissions as follows: $137,002 for the Amerigo Fund and $16,914 for the Clermont Fund.

For the fiscal year ended April 30, 2006, the Funds paid brokerage commissions as follows: $123,919 for the Amerigo Fund, $26,802 for the Clermont Fund, $15,151 for the Berolina Fund, $1,140 for the Descartes Fund and $463 for the Liahona Fund.

REDEMPTION OF SECURITIES BEING OFFERED

Redemptions In-Kind. Each Fund intends to pay all redemptions of its shares in cash. However, each Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the applicable Fund (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Funds, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, have filed a notification of election under which each Fund is committed to pay in cash to any shareholder of record, all such shareholder’s requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Fund’s net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner, as the Board of Trustees of the Trust deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (1) for any period during which trading on the New York Stock Exchange (“NYSE”) is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

WAIVERS FOR CLASS C SHARES. (Amerigo Fund Only) The Fund may waive, where applicable, the CDSC on redemption: (1) following the death of a shareholder, (2) if a shareholder becomes unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration, or (3) when a total or partial redemption is made in connection with a distribution from IRAs or other qualified retirement plans after attaining age 59-1/2.

The Distributor may waive the CDSC on the redemption of Class C shares of the Fund owned by directors, trustees, officers and full-time employees of the Trust, the Adviser, or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities. The Fund may also waive the CDSC on the redemption of Class C shares of the Fund owned by banks, bank trust departments, savings and loan associations, federal and state credit unions, trust companies, investment advisers and broker-dealers, either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value or for which the CDSC has been waived.

All CDSCs imposed on redemptions of the Fund are paid to the Distributor.

SHAREHOLDER SERVICES

Systematic Withdrawal Program. A shareholder owning or purchasing shares of any Fund having a total value of $10,000 or more may participate in a systematic withdrawal program providing regular monthly or quarterly payments. An application form containing details of the Systematic Withdrawal Program is available upon request from the Funds’ transfer agent. The Program is voluntary and may be terminated at any time by the shareholders.

Income dividends and capital gain distributions on shares of the Funds held in a Systematic Withdrawal Program are automatically reinvested in additional shares of the relevant Fund at net asset value. A Systematic Withdrawal Program is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Program represent the proceeds from redemptions of Fund shares, and the value of the shareholder’s investment in a Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See “Distributions” and “Federal Tax Considerations” in the Funds’ Prospectus and “Taxes” in this SAI.

The Funds offer certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds' Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

Systematic Exchange Program. The Systematic Exchange Program allows you to make regular, systematic exchanges from one AdvisorOne Fund account into another AdvisorOne Fund account. By setting up the program, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Fund. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

To participate in the Systematic Exchange Program, you must have an initial account balance of $10,000 in the first account and at least $1,000 in the second account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the program will be terminated. You may also terminate the program by calling or writing the Fund. Once participation in the program has been terminated for any reason, to reinstate the program you must do so in writing; simply investing additional funds will not reinstate the program.

Automatic Account Builder. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor’s bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Account Builder participants.

Further information about these programs and an application form can be obtained from the Transfer Agent.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of a Fund will be determined for each class of shares. The net asset value per share of a given class of shares of a Fund is determined by calculating the total value of the Fund’s assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares in conformance with the provisions of the plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act and dividing the result by the number of shares of such class outstanding. The net asset value of shares of each class of each Fund is normally calculated as of the close of regular trading on the NYSE on every day the NYSE is open for trading. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share of the different classes of a Fund’s shares is expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

TAXES

Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of a Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) a Fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains; and (c) a Fund must diversity its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

In addition, each Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and at least 98% of its net capital gain (as of the twelve months ended October 31), in order to avoid a federal excise tax. Each Fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to a Fund’s ordinary income and net capital gain are taxable as such to shareholders in the year in which they are received except dividends declared in October, November and December to the shareholders of record on a specified date in such a month and paid in January of the following year are taxable in the previous year.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and the Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of net capital gain reflects a Fund's excess of net long-term gains over its net short-term losses. Each Fund must designate distributions of net capital gain and must notify shareholders of this designation within sixty days after the close of the Trust’s taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of net capital gain.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments to reflect these gains and losses will be made at the end of each Fund’s taxable year.

At the time of purchase, each Fund’s net asset value may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

Income received by each Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Internal Revenue Code, if more than 50% of the value of a Fund’s total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of any foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

If, in any taxable year, a Fund should not qualify as a RIC under the Internal Revenue Code: (1) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends paid or other distributions to its shareholders, and (2) that Fund’s distributions to the extent made out of that Fund’s current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the deduction for dividends received by corporations.

PASSIVE FOREIGN INVESTMENT COMPANIES. Each Fund may invest in the stock of foreign companies that may be treated as “passive foreign investment companies” (“PFICs”) under the Internal Revenue Code. Certain other foreign corporations, not operated as investment companies, may also satisfy the PFIC definition. A portion of the income and gains that a Fund derives may be subject to a non-deductible federal income tax unless the Fund makes a mark-to-market election. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Funds will elect to do mark-to-market and identified PFIC to avoid the PFIC tax.

If a Fund purchases shares in certain foreign passive investment entities described in the Internal Revenue Code as passive foreign investment companies (“PFIC”), the Fund will be subject to U.S. federal income tax on a portion of any “excess distribution” (the Fund's ratable share of distributions in any year that exceeds 125% of the average annual distribution received by the Fund in the three preceding years or the Fund’s holding period, if shorter, and any gain from the disposition of such shares) even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such “excess distributions.” If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code (and if the PFIC were to comply with certain reporting requirements), in lieu of the foregoing requirements the Fund would be required to include in income each year its pro rata share of the PFIC’s ordinary earnings and net realized capital gains, whether or not such amounts were actually distributed to the Fund.

Pursuant to legislation enacted on August 5, 1997 any taxpayer holding shares of “marketable” PFICs may make an election to mark that stock to market at the close of the taxpayer's taxable year. A Fund making an irrevocable election will mark its PFICs to market at taxable year-end for income tax purposes and at October 31 for purposes of the excise tax minimum distribution requirements of Code Section 4982. This provision is effective for taxable years of U.S. persons beginning after December 31, 1997.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than two-thirds of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT ACCOUNTANTS

Tait, Weller & Baker LLP whose address is 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the Funds’ independent accountants providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds’ and the offer and sale of its shares has been provided by Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174.

FINANCIAL STATEMENTS

The financial statements of the Funds for the years ended April 30, 200 6 and April 30, 200 5 , which are included in the Funds’ Annual Report to Shareholders dated April 30, 200 6 and April 30, 200 5 , respectively, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent accountants’ reports.

APPENDIX A

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

APPENDIX B

CLS INVESTMENT FIRM, LLC

PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

I.

POLICY

CLS Investment Firm, LLC (“CLS”) acts as a discretionary investment adviser for various clients, including registered open-end investment companies (“mutual funds”).  CLS’ authority to vote proxies or act with respect to other shareholder actions is set forth in its investment advisory contracts or specified by the provisions of the Investment Company Act of 1940, as amended (the “Investment Company Act”).  CLS’ general policy with respect to proxy voting and corporate actions is set forth below.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

Proxies for client accounts

CLS does not receive proxies for securities held in client accounts unless otherwise specified under a written agreement.  It is the policy of CLS to not vote, nor give any advice how to vote, proxies for securities held in client accounts.  Proxies for securities held in client accounts will be received by the client directly from the custodian of the client’s assets, or will be handled as otherwise agreed between the client and the custodian.

Proxies for the AdvisorOne Funds

CLS serves as investment adviser to certain investment companies under the AdvisorOne Funds trust (each a “Fund”).  Each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated (“Underlying Funds”).  As a fund of funds, the Funds are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner.  In particular it is the policy of CLS to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act.  All proxies received from Underlying Funds will be reviewed with the Chief Compliance Officer or appropriate legal counsel to ensure proper voting.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

II.

PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by CLS to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), as well as the provisions of the Investment Company Act.

III.

PROCEDURES

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by CLS are voted in a timely manner and in a manner consistent with the established CLS policies.  Although the majority of proxy proposals can be handled in accordance with CLS’ established proxy policies, CLS recognizes that some proposals require special consideration that may dictate that CLS make an exception to its general proxy voting policies.

The Chief Compliance Officer is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests which require shareholder action received by CLS are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.  All material conflict of interest so identified by CLS will be addressed according CLS’ procedures set forth below:

1.

Vote in Accordance with the Established Policy.  In most instances, CLS has little or no discretion to deviate from its general proxy voting policy and shall vote in accordance with such pre-determined voting policy.

2.

Client Direction.  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, CLS will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client.  If any proxy material is received by CLS, it will promptly be forwarded to the client or specified third party.

3.

 Obtain Consent of Clients.  To the extent that CLS has discretion to deviate with respect to the proposal in question, CLS will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of CLS’ conflict that the client would be able to make an informed decision regarding the vote.  If a client does not respond to such a conflict disclosure request or denies the request, CLS will abstain from voting the securities held by that client’s account.

4.

Client Directive to Use an Independent Third Party.  Alternatively, a client may, in writing, specifically direct CLS to forward all proxy matters in which CLS has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation.  Where such independent third party’s recommendations are received on a timely basis, CLS will vote all such proxies in accordance with such third party’s recommendation.  If the third party’s recommendations are not timely received, CLS will abstain from voting the securities held by that client’s account.

IV.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, CLS will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that CLS may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by CLS that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

CLS will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how CLS voted proxies with respect to the clients’ portfolio securities.  Clients may obtain information on how their securities were voted or a copy of CLS’ Policies and Procedures by written request addressed to CLS.  CLS will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

V.

GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where CLS’ general voting policies do not apply the following guidelines are to be used in voting proposals, but will not be used as rigid rules.  Each proxy issue will be considered individually.

A.

Oppose

CLS will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

1.

Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.

Proposals to stagger board members’ terms;

b.

Proposals to limit the ability of shareholders to call special meetings;

c.

Proposals to require super majority votes;

d.

Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.

Proposals regarding “fair price” provisions;

f.

Proposals regarding “poison pill” provisions; and

g.

Permitting “green mail”.

2.

Providing cumulative voting rights.

3.

“Social issues,” unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

4.

Election of directors recommended by management, except if there is a proxy fight.

B.

Approve

CLS will generally vote in favor of routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

1.

Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.

Date and place of annual meeting.

3.

Limitation on charitable contributions or fees paid to lawyers.

4.

Ratification of directors’ actions on routine matters since previous annual meeting.

5.

Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues.

CLS will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.

Limiting directors’ liability

7.

Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8.

CLS generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.

Employee Stock Purchase Plan

10.

Establish 401(k) Plan

C.

Case-By-Case

CLS will review each issue in this category on a case-by-case basis.  Voting decisions will be made based on the financial interest of the fund.  These matters include:

1.

Pay directors solely in stocks

2.

Eliminate director mandatory retirement policy

3.

Rotate annual meeting location/date

4.

Option and stock grants to management and directors

5.

Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)

Name change amendment to the Declaration of Trust of AdvisorOne Funds (formerly the Orbitex Group of Funds) (the “Trust”) previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference; Declaration of Trust, dated December 13, 1996, previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

(b)	By-Laws of the Trust previously filed in the Registration Statement on January 29, 1997 are incorporated herein by reference
(c)	Not Applicable
(d)

(1) Form of Investment Advisory Agreement, dated May 7, 2003, as amended December 19, 2005, by and between the Trust and CLS Investment Firm, LLC on behalf of the Amerigo, Clermont, Berolina, Descartes  and Liahona Funds was previously filed in Post-Effective Amendment No. 34 on January 26, 2006 and is incorporated herein by reference. Appendix A revised December 19, 2005, is filed herewith.

(2) Investment Advisory Agreement between the Trust and Dunham & Associates Investment Counsel, Inc., on behalf of The Dunham Funds was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(3) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Baring Asset Management, Inc., on behalf of the Dunham Large Cap Growth Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(4) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Neuberger Berman Management Inc., on behalf of the Dunham International Stock Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(5) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Penn Capital Management, Inc., on behalf of the Dunham High Yield Bond Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(6) Interim Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Denver Investment Advisors LLC, on behalf of the Dunham Small Cap Value Fund is filed herewith ..

(7) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Calamos Advisers LLC, on behalf of the Dunham Appreciation & Income Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(8) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and C.S. McKee, LP, on behalf of the Dunham Large Cap Value Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(9) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and ING Clarion Real Estate Securities LP, on behalf of the Dunham Real Estate Stock Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(10) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Merganser Capital Management LP, on behalf of the Dunham Short-Term Bond Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(11) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Pier Capital, LLC, on behalf of the Dunham Small Cap Growth Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(12) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Seneca Capital Management LLC, on behalf of the Dunham Corporate/Government Bond Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(13) Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Van Eck Associates Corporation, on behalf of the Dunham Emerging Markets Stock Fund was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(e)

(1)  Underwriting Agreement by and between the Trust, on behalf of The Dunham Funds, and Dunham & Associates Investment Counsel, Inc. was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(2) Underwriting Agreement by and between the Trust, on behalf of Amerigo and Clermont Funds, and Aquarius Fund Distributors, LLC was previously filed in Post-Effective Amendment No. 23, filed on July 1, 2004, and is incorporated herein by reference. Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds is filed herewith ..

(f)	Not applicable.
(g)

(1) Custody Agreement by and between the Trust, on behalf of The Dunham Funds, and the Bank of New York was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(2) Custody Agreement by and between the Trust, on behalf of Amerigo and Clermont Funds, and First National Bank of Omaha was previously filed in Post-Effective No. 23, filed on July 1, 2004 and is incorporated herein by reference. Schedule A Amendment revised December 19, 2005 adding the Berolina, Descartes and Liahona Funds is filed herewith ..

(h)

(1) Administrative Services Agreement by and between the Trust, on behalf of The Dunham Funds, and Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(2) Fund Accounting Service Agreement by and between the Trust, on behalf of The Dunham Funds, and Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(3) Administrative Services Agreement dated June 23, 2003, by and between the Trust, on behalf of Amerigo and Clermont Funds and Gemini Fund Services, LLC previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 is incorporated herein by reference. Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revis ed December 19, 2005 adding the Descartes and Liahona Funds is filed herewith ..

(4) Fund Accounting Service Agreement dated June 23, 2003, on behalf of Amerigo and Clermont Funds and Gemini Fund Services, LLC previously filed in Post-Effective Amendment No. 20 filed on November 18, 2003 is incorporated herein by reference.   Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds is filed herewith ..

(5) Transfer Agency and Service Agreement by and between the Trust, on behalf of The Dunham Funds, and Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(6) Transfer Agency and Service Agreement dated June 23, 2003, by and between the Trust, on behalf of Amerigo and Clermont Funds and Gemini Fund Services, LLC, previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 is incorporated herein by reference. Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds is filed herewith ..

(7) Form of Expense Limitation Agreement between the Trust, on behalf of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund and CLS Investment Firm, LLC previously filed in Post-Effective Amendment No. 36, filed on March 27, 2006 is incorporated herein by reference.

(i)

(1) Opinion and Consent of Rogers & Wells regarding the legality of the Securities being registered previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

(2) Consent of Clifford Chance Rogers & Wells to continued validity of the September 26, 1997 opinion letter previously filed in Post-Effective Amendment No. 4 to the Registration Statement dated August 19, 1998 is incorporated herein by reference.

(3) Consent of Blank Rome LLP on behalf of the Amerigo Fund, Clermont Fund,  Berolina Fund, Descartes Fund and Liahona Fund  is filed herewith.

(4) Consent of Blank Rome LLP on behalf of the Dunham Funds previously filed in Post-Effective Amendment No. 35 to the Registration Statement dated February 28, 2006 is incorporated by reference.

(j)

(1)  Consent of Independent Accountants on behalf of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund is filed herewith.

(2) Consent of Independent Accountants on behalf of the Dunham Funds previously filed in Post-Effective Amendment No. 35 to the Registration Statement dated February 28, 2006 is incorporated by reference..

(3) Power of Attorney dated April 27, 2005 previously filed in Post-Effective Amendment No. 28 to the Registration Statement dated April 27, 2005 is incorporated by reference.

(4) Power of Attorney dated September 23, 2005 on behalf of the Berolina Fund was previously filed in Post-Effective Amendment No. 31, filed on October 5, 2005 and is incorporated herein by reference.

(5) Power of Attorney dated December 19, 2005 on behalf of the Descartes Fund and Liahona was previously filed in Post-Effective Amendment No. 34 on January 26, 2006 and is incorporated herein by reference.

(k)	Not applicable
(l)

Form of Shareholder Subscription Agreement by and between Orbitex Management, Inc. and the Trust on behalf of each Fund previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

(m)

(1) Rule 12b-1 Plan for The Dunham Funds was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(2) Class C Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Amerigo Fund , dated June 18, 2004 , is filed herewith.

(3) Shareholder Services Plan and Shareholder Servicing Agreement for The Dunham Funds was previously filed in Post-Effective Amendment No. 32 filed on December 30, 2005 and is incorporated herein by reference.

(4) Shareholder Services Plan and Shareholder Servicing Agreement (non-Rule 12b-1 Plan) on behalf of Amerigo and Clermont Funds, approved May 27, 1998 previously filed in Post-Effective Amendment No. 4 to the Registration Statement dated August 19, 1998 is incorporated herein by reference.

(n)

(1) Amended Rule 18f-3 Plan for Multiple Classes of Shares dated September 23, 2004, previously filed in Post-Effective Amendment No. 26, filed on November 1, 2004 and is incorporated herein by reference.

(p)

(1) Code of Ethics of Dunham & Associates Investment Counsel, Inc. was previously filed in Post-Effective Amendment No. 26, filed on November 1, 2004 and is incorporated herein by reference.

(2) Code of Ethics of AdvisorOne Funds revised June 23, 2006 is filed herewith.

(3) Code of Ethics of Aquarius Fund Distributors, LLC and CLS Investment Firm, LLC dated 1/12/2006 is filed herewith.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

CLS Investment Firm, LLC (formerly known as Clarke Lanzen Skalla Investment Firm, LLC), the investment adviser for the Amerigo, Clermont, Berolina, Descartes and Liahona Funds, Aquarius Fund Distributors, LLC, the principal underwriter of the AdvisorOne Funds and Gemini Fund Services, LLC, the administrator for the AdvisorOne Funds are each Nebraska limited liability companies and wholly owned subsidiaries of NorthStar Financial Services Group, LLC, a Nevada limited liability company.

Not applicable.

ITEM 25.

INDEMNIFICATION.

Reference is made to Article VI of the Registrant's Amended Declaration of Trust previously filed in the Registration Statement on January 29, 1997.

The Registrant will indemnify its Trustees and officers to the extent permitted by law. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision on the merits by a court or other body before whom the proceeding is brought that the Trustees or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the registrant is insured against loss by reason of lawful advances; (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is a reason to believe that the Trustee or officer will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers, controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event  that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Certain information pertaining to the business and other connections of CLS Investment Firm, LLC, the Adviser to the Amerigo, Clermont, Berolina, Descartes and Liahona Funds, is hereby incorporated herein by reference to the section of the Prospectus captioned “Management” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services”.  The information required by this Item 26 with respect to each director, officer or partner of CLS Investment Firm, LLC is incorporated by reference to Form ADV filed by CLS Investment Firm, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57265).

Certain information pertaining to the business and other connections of Dunham & Associates Investment Counsel, Inc., the Adviser to The Dunham Funds, is hereby incorporated herein by reference to the section of Prospectus captioned “Management of the Fund” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Dunham and Associates Investment Counsel, Inc. is incorporated by reference to Form ADV filed by Dunham and Associates Investment Counsel, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-25803).

See “Management of the Funds, Sub-Advisers” in the Prospectus and  “Investment Management and Other Services” in the Statement of Additional Information regarding the business of the sub-advisers to the Dunham Funds.  For information as to the business, profession vocation or employment of a substantial nature of each of the officers and directors of the sub-advisers, reference is made to the Form ADV of Seneca Capital Management, LLC ( File No. 801-51559); ; the Form ADV of ING Clarion Real Estate Securities , LP (File No.801-49083); Calamos® Advisors, LLC (File No.801-29688); the Form ADV of C.S. McKee, L.P. (File No.801-60927);  the Form ADV of Denver Investment Advisors LLC (File No. 801-47933); the Form ADV of Baring Asset Management, Inc. (File No.801-4611); the Form ADV of Van Eck Associates Corp .. (File No. 801-21340); the Form ADV of Pier Capital, LLC (File No.801-63390); the Form ADV of Merganser Capital Management LP (File No.801-57541); the Form ADV of Neuberger Berman Asset Management Inc. (File No. 801-58155); and the Form ADV of PENN Capital Management Co. , Inc. (File No. 801-31452).

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds,  New River Funds, the North Country Funds, Northern Lights Fund Trust, Roge Partners Funds, Ralph Parks Portfolios Trust, T he Saratoga Advantage Trust and YieldQuest Funds Trust ..

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 4020 South 147th Street, Omaha, Nebraska 68137.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, President, Secretary	Secretary & Chief Legal Officer
W. Patrick Clarke	Manager	President
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

First National Bank of Omaha (“FNBO”), located at 1620 Dodge Street, Omaha, Nebraska 68137, provides custodian services to the Amerigo , Clermont , Berolina, Descartes and Liahona Funds, pursuant to a Custody Agreement between FNBO and the Trust.  Bank of New York (‘BONY”), located at One Wall Street, 25th Floor, New York, New York 10286, provides custodian services to The Dunham Funds pursuant to Custody Agreements between BONY and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 4020 South 147th Street, Omaha, Nebraska 68137, as principal underwriter for the Amerigo, Clermont , Berolina, Descartes and Liahona Funds and Dunham and Associates Investment Counsel, Inc., located at 10251 Vista Sorrento Parkway Suite 200, San Diego, California 92121, as principal underwriter for The Dunham Funds, maintain all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

CLS Investment Firm, LLC, located at 4020 South 147th Street, Omaha, Nebraska 68137, pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Amerigo, Clermont, Berolina, Descartes and Liahona Funds.

Dunham and Associates Investment Counsel, Inc. (the “Adviser”), pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement, and each Sub-Adviser, pursuant to sub-advisory agreements with the Adviser, maintains all records required pursuant to such agreements for their respective portfolio:

Dunham Short-Term Bond Fund	Merganser Capital Management LP 99 High Street Boston, MA 02110
Dunham Corporate/Government Bond Fund	Seneca Capital Management LLC 909 Montgomery Street, Suite 500 San Francisco, CA 94133
Dunham High-Yield Bond Fund	PENN Capital Management, Inc. The Libertyview Building, Suite 210 457 Haddonfield Road Cherry Hill, NJ 08002
Dunham Real Estate Stock Fund	ING Clarion Real Estate Securities 259 North Radnor – Chester Road, Suite 205 Radnor, PA 19087
Dunham Appreciation & Income	Calamos® Advisers LLC 111 East Warrenville Road Naperville, ILL 60563
Dunham International Stock Fund	Neuberger Berman Management Inc. 605 Third Avenue New York, New York 10158
Dunham Large Cap Value Fund	C.S. McKee, L.P. One Gateway Center, 8th Fl. Pittsburgh, PA 15222
Dunham Small Cap Value Fund	Denver Investment Advisors LLC Seventeenth Street Plaza, 1225 17th Street, 26th Floor, Denver CO 80202,
Dunham Large Cap Growth Fund	Baring Asst Management, Inc. 125 High Street, Suite 2700 Boston, MA 02110
Dunham Emerging Markets Stock Fund	Van Eck Associates Corporation 99 Park Avenue, 8th Fl. New York, NY 10016
Dunham Small Cap Growth Fund	Pier Capital, LLC 263 Tresser Blvd., 10th Floor Stamford, CT 06901

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 3 7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Omaha, State of Nebraska on the 28 th day of June 2006.

ADVISORONE FUNDS

(Registrant)

By:

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*

Trustee &

June 28 , 2006

-------------------------

Michael Miola

Chairman

*

Trustee

June 28 , 2006

--------------------------

 L. Merill Bryan, Jr.

*

Trustee

June 28 , 2006

--------------------------

 Gary Lanzen

*

Trustee

June 28 , 2006

---------------------------

Anthony J. Hertl

/s/ Andrew Rogers

Treasurer

June 28 , 2006

--------------------------

Andrew Rogers

/s/ Kevin E. Wolf

Assistant Treasurer

June 28, 2006

--------------------------

Kevin E. Wolf

By  /s/ Brian Nielsen

June 28 , 2006

     --------------------------

           Brian Nielsen  *

        Attorney-in-Fact

* Pursuant to Powers of Attorney filed with the Securities and Exchange Commission on April 27, 2005 on behalf of the AdvisorOne Trust, October 5, 2005 on behalf of the Berolina Fund and on January 26, 2006 on behalf of the Descartes and Liahona Funds.

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Investment Advisory Agreement - Appendix A revised December 19, 2005	EX-99(d)(1)
Interim Investment Sub-Advisory Agreement between the Trust, Dunham & Associates Investment Counsel, Inc. and Denver Investment Advisors LLC, on behalf of the Dunham Small Cap Value Fund	EX-99 (d)(6)
Underwriting Agreement - Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds	EX-99(e)(2)
Custody Agreement - Schedule A Amendment revised December 19, 2005 adding the Berolina, Descartes and Liahona Funds	EX-99(g)(2)
Administration Service Agreement - Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds	EX-99(h)(3)
Fund Accounting Service Agreement - Schedule A as amended September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds	EX-99(h)(4)
Transfer Agency Service Agreement - Schedule A Amendment revised September 23, 2005 adding the Berolina Fund and revised December 19, 2005 adding the Descartes and Liahona Funds	EX-99(h)(6)
Consent of Blank Rome LLP on behalf of the Amerigo, Clermont, Berolina, Descartes and Liahona Funds	EX-99(i)(3)
Consent of Independent Accountants on behalf of the Amerigo, Clermont, Berolina, Descartes and Liahona Funds	EX-99(j)(1)
Class C Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Amerigo Fund, dated June 18, 2004	EX-99 (m)(2)
Code of Ethics of AdvisorOne Funds revised June 23, 2006	EX-99(p)(2)
Code of Ethics of Aquarius Fund Distributors, LLC and CLS Investment Firm, LLC dated 1/12/2006	EX-99(p)(3)